Morgan Stanley Total Market Index Fund
LETTER TO THE SHAREHOLDERS / / JANUARY 31, 2002

Dear Shareholder:
The six-month period ended January 31, 2002, was marked by recession in the U.S. economy and terrorist attacks on U.S. soil. Expectations for corporate earnings generally declined in this period, as did stock market valuations. Trading was volatile and somewhat directionless from the standpoint that few industry sectors outperformed for sustained periods of time.

Despite a strong rebound in the fourth quarter, the U.S. equity market finished 2001 down 10.96 percent as measured by the Wilshire 5000-Registered Trademark-Total Market Index (the Wilshire 5000).(1) This was only the fourth time since the Depression that the U.S. equity market has had two consecutive annual losses. Poor performance was heavily concentrated in technology stocks, resulting from companies trimming their spending on information technology. However, for the first time in any postwar recession, consumer spending on durables did not decline. Instead, spending in this area remained steadfast despite record high debt levels and record low savings levels. Even a ratcheting up of unemployment did not deter this spending. As a result, the consumer cyclical area uncharacteristically led both the economy and the stock market in performance.

Fortunately, fears of economic paralysis never became reality. One contributing factor was that the Federal Reserve Board embarked on a series of aggressive interest-rate cuts. During the six-month period ended January 31, 2002, the Fed lowered the federal funds rate from 3.75 percent to 1.75 percent. Despite fears to the contrary, market psychology actually improved during the fourth quarter as news on the progress of the war in Afghanistan remained positive. By late December, surprisingly high consumer confidence numbers confirmed this growing optimism. Other economic data such as wholesale and business inventories and new home sales also suggested that the U.S. economy had maintained its underlying strength. By the end of the year, it appeared that the economy was stabilizing.

In January the stock market trended down. Factors weighing upon it included the failure of the U.S. government to pass a fiscal stimulus package and the growing awareness that a number of Fortune 500 companies, Enron and Tyco notable among them, have allowed serious lapses to occur in corporate governance.

----------------
(1) The Wilshire 5000 Total Market Index measures the performance of all U.S. headquartered equity securities and is a measure of the entire U.S. stock market. Over 7,000 capitalization-weighted securities are included in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Total Market Index Fund
Letter to the Shareholders / / January 31, 2002 CONTINUED

Performance and Portfolio
For the six-month period ended January 31, 2002, the Fund's Class A, B, C and D shares produced total returns of -5.46 percent, -5.86 percent, -5.86 percent and -5.34 percent, respectively. During the same period, the Wilshire 5000 returned -5.10 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund seeks to provide investment results that correspond, before expenses, to the total return (i.e., the combination of capital change and income) of the Wilshire 5000. The Fund seeks to achieve this objective by investing in a representative sampling of companies that comprise the index. The Wilshire 5000 is widely considered to provide the best representation of the overall U.S. market. Due to the impracticality of fully replicating the Wilshire 5000 Index, the Fund currently holds 2,845 companies to represent the Index.

Looking Ahead
Recent economic evidence suggests that the recession may have ended and recovery begun. The challenge now becomes one of assessing how much vigor the recovery will have. In our estimation the economic rebound will be less than that of prior recoveries, because of the continued headwinds the economy faces. It is true that very strong fiscal and monetary stimuli have been applied and have together caused the economy to bottom sooner than expected and will perhaps lead to more vibrancy in it than expected in the first half of 2002. We believe that this impetus, together with an anticipated swing in inventories from liquidation to accumulation coupled with strong government spending, should spur growth early in the year.

However, we believe that in the second half of the year the effects of the monetary stimuli will begin to wane and the extended positions of consumers and difficult earnings comparisons will weigh on consumer cyclical earnings. Later in 2002 it may become more apparent that excess corporate manufacturing capacity and relatively new capital stock will delay any material capital spending recovery until 2003.

Regarding the domestic stock market, there are both positive and negative considerations. The good news is that the economy appears to have bottomed. The problematic side is that while stocks have bottomed, valuations remain near record levels relative to very depressed earnings. Relative to interest rates, stocks are only modestly overvalued at the time of this writing. As a result, stock returns are likely to be average at

Morgan Stanley Total Market Index Fund
Letter to the Shareholders / / January 31, 2002 CONTINUED

best. At the same time, fixed-income instruments, with their very low current yields, are unlikely to provide much competition.

We appreciate your ongoing support of Morgan Stanley Total Market Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Total Market Index Fund
FUND PERFORMANCE / / JANUARY 31, 2002

                                                Average Annual Total Returns
   ----------------------------------------------------------------------------------------------------------------------
                          Class A*                                                       Class B**
   -------------------------------------------------------        -------------------------------------------------------
   Period Ended 1/31/02                                           Period Ended 1/31/02
   -------------------------                                      -------------------------
   1 Year                           (15.64)%(1)    (20.07)%(2)    1 Year                           (16.36)%(1)    (20.54)%(2)
   Since Inception (9/28/99)        (3.56)%(1)     (5.75)%(2)     Since Inception (9/28/99)        (4.33)%(1)     (5.56)%(2)

                          Class C+                                                       Class D++
   -------------------------------------------------------        -------------------------------------------------------
   Period Ended 1/31/02                                           Period Ended 1/31/02
   -------------------------                                      -------------------------
   1 Year                           (16.36)%(1)    (17.19)%(2)    1 Year                           (15.49)%(1)
   Since Inception (9/28/99)        (4.33)%(1)     (4.33)%(2)     Since Inception (9/28/99)        (3.34)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           Common Stocks and Warrants (96.9%)
           ADVERTISING/MARKETING SERVICES (0.4%)
     779   Abitron Inc.............................  $     24,531
     737   Ackerley Group, Inc. (The)*.............        11,814
     542   ADVO, Inc.*.............................        20,645
   2,350   Apac Customer Services Inc.*............         6,462
   1,510   Catalina Marketing Corp.*...............        56,836
      85   Cross Media Marketing Corp..............           977
     616   Digital Impact, Inc.*...................         1,189
     963   Direct Focus, Inc.*.....................        34,389
   3,396   DoubleClick Inc.*.......................        38,341
   1,962   Dun & Bradstreet Corp.*.................        67,493
   1,319   Getty Images, Inc.*.....................        26,749
      34   Grey Global Group Inc...................        22,015
   1,662   Harte-Hanks Inc.........................        47,782
   1,083   infoUSA, Inc.*..........................         8,404
   9,156   Interpublic Group of Companies, Inc.....       264,334
   1,774   Key3Media Group.*.......................         8,426
   2,014   Lamar Advertising Co.*..................        73,048
     793   Netratings, Inc.*.......................        11,943
   4,521   Omnicom Group, Inc......................       395,000
     870   R.H. Donnelley Corp.*...................        24,108
   1,436   Valassis Communications, Inc.*..........        53,075
                                                     ------------
                                                        1,197,561
                                                     ------------
           AEROSPACE & DEFENSE (1.0%)
     547   AAR Corp................................         4,704
   1,613   Aeroflex Inc.*..........................        27,711
     556   Alliant Techsystems, Inc.*..............        49,484
     838   BE Aerospace, Inc.*.....................         6,704
  21,294   Boeing Co...............................       871,989
     414   Cubic Corp..............................        20,803
     295   Curtiss-Wright Corp.....................        13,909
     107   Curtiss-Wright Corp. (Class B)..........         4,799
     322   ESCO Technologies Inc.*.................        10,384
     533   Esterline Corp.*........................         9,301
   1,090   Fairchild Corp. (Class A)*..............         2,954
     382   FLIR Systems, Inc.*.....................        17,442
     858   FuelCell Energy, Inc.*..................        13,668

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,117   GenCorp Inc.............................  $     12,711
   4,905   General Dynamics Corp...................       439,292
   2,523   Goodrich Corp...........................        70,190
     581   Integral Systems, Inc.*.................        11,620
     578   Kaman Corp. (Class A)...................         9,017
     585   Kroll Inc.*.............................        11,056
     946   L-3 Communications Holdings, Inc.*......        96,984
  10,602   Lockheed Martin Corp....................       561,588
   8,679   Loral Space & Communications Ltd.*......        20,309
     229   Microvision, Inc.*......................         2,899
     490   Moog Inc. (Class A)*....................        12,794
   3,319   Northrop Grumman Corp...................       370,402
     866   Orbital Sciences Corp.*.................         4,676
   9,451   Raytheon Co.............................       361,690
   4,463   Rockwell Collins, Inc...................        99,748
     507   SatCon Technology Corp.*................         2,788
     728   SBS Technologies, Inc.*.................        11,138
     285   Sequa Corp. (Class A)*..................        13,167
     843   Teledyne Technologies Inc.*.............        13,066
   1,501   Titan Corp. (The)*......................        33,532
     402   Triumph Group, Inc.*....................        13,628
                                                     ------------
                                                        3,226,147
                                                     ------------
           AGRICULTURAL COMMODITIES/ MILLING (0.1%)
  16,200   Archer-Daniels-Midland Co...............       225,828
   1,982   Bunge Limited...........................        38,352
   1,009   Cadiz, Inc.*............................         8,274
     940   Corn Products International, Inc........        26,950
     971   Delta & Pine Land Co....................        20,741
     369   Tejon Ranch Co.*........................         9,465
                                                     ------------
                                                          329,610
                                                     ------------
           AIR FREIGHT/COURIERS (0.3%)
   1,275   Airborne Inc............................        19,699
   1,010   Atlas Air Worldwide Holdings, Inc.*.....        16,109
   2,065   C.H. Robinson Worldwide, Inc............        64,077
   1,217   EGL, Inc.*..............................        16,576

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,271   Expeditors International of Washington,
            Inc....................................  $     76,984
   7,495   FedEx Corp.*............................       401,357
   8,119   United Parcel Service, Inc. (Class B)...       466,680
                                                     ------------
                                                        1,061,482
                                                     ------------
           AIRLINES (0.3%)
   1,834   AirTran Holdings, Inc.*.................        11,884
     692   Alaska Air Group, Inc.*.................        21,217
     843   America West Holdings Corp. (Class
            B)*....................................         3,338
   3,752   AMR Corp.*..............................        93,575
     495   Amtran, Inc.*...........................         6,420
   1,126   Atlantic Coast Airlines Holdings,
            Inc.*..................................        30,796
   1,498   Continental Airlines, Inc. (Class B)*...        43,652
   3,003   Delta Air Lines, Inc....................        94,925
     723   Frontier Airlines, Inc.*................        16,043
     873   Mesa Air Group, Inc.*...................         7,970
     845   Mesaba Holdings, Inc.*..................         6,718
     354   Midwest Express Holdings, Inc.*.........         6,422
   2,199   Northwest Airlines Corp. (Class A)*.....        33,821
   1,500   SkyWest, Inc............................        41,100
  18,591   Southwest Airlines Co...................       352,114
   1,397   UAL Corp.*..............................        20,536
   1,798   US Airways Group Inc.*..................         9,314
                                                     ------------
                                                          799,845
                                                     ------------
           ALTERNATIVE POWER GENERATION (0.0%)
   7,418   Calpine Corp.*..........................        83,082
   1,354   Covanta Energy Corp.*...................         2,180
   1,298   NRG Energy, Inc.*.......................        14,525
   1,131   Plug Power Inc.*........................        11,095
                                                     ------------
                                                          110,882
                                                     ------------
           ALUMINUM (0.2%)
  21,069   Alcoa, Inc..............................       755,324
     529   Century Aluminum Co.....................         6,814
     578   IMCO Recycling, Inc.*...................         4,676

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,415   Kaiser Aluminum Corp.*..................  $      1,019
     183   Maxxam, Inc.*...........................         2,324
                                                     ------------
                                                          770,157
                                                     ------------
           APPAREL/FOOTWEAR (0.4%)
     515   Brown Shoe Co., Inc.....................         8,209
   4,126   Cintas Corp.*...........................       206,383
   1,157   Coach, Inc.*............................        53,396
   1,024   Columbia Sportswear Co.*................        31,519
     473   Global Sports, Inc.*....................         8,334
   1,028   Guess ?, Inc.*..........................         8,707
   2,951   Jones Apparel Group, Inc.*..............        97,885
     281   K-Swiss, Inc. (Class A).................        10,790
     494   Kellwood Co.............................        11,905
     532   Kenneth Cole Productions, Inc. (Class
            A)*....................................         9,108
   2,564   Liz Claiborne, Inc......................        70,177
     864   Nautica Enterprises, Inc.*..............        12,096
   6,620   Nike, Inc. (Class B)....................       396,604
     316   OshKosh B' Gosh, Inc. (Class A).........        13,253
     426   Oxford Industries, Inc..................        10,756
   1,090   Phillips-Van Heusen Corp................        13,407
     844   Polo Ralph Lauren Corp.*................        23,311
     593   Quiksilver, Inc.*.......................        10,887
   1,534   Reebok International Ltd.*..............        45,437
     651   Russell Corp............................        10,416
   1,076   Stride Rite Corp........................         7,510
   1,064   Timberland Co. (Class A)*...............        40,826
   2,734   VF Corp.................................       111,055
   1,084   Wolverine World Wide, Inc...............        16,206
                                                     ------------
                                                        1,228,177
                                                     ------------
           APPAREL/FOOTWEAR RETAIL (0.6%)
   2,558   Abercrombie & Fitch Co. (Class A)*......        67,915
   1,799   American Eagle Outfitters, Inc.*........        45,767
     827   AnnTaylor Stores Corp.*.................        32,046
     654   bebe stores, inc.*......................        15,493
     531   Buckle (The), Inc.*.....................        10,578

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,210   Burlington Coat Factory Warehouse
            Corp...................................  $     20,872
     643   Cato Corp. (Class A)....................        13,722
     534   Charlotte Russe Holdings Inc.*..........         9,617
   2,761   Charming Shoppes, Inc.*.................        16,262
   1,044   Chico's FAS, Inc.*......................        31,268
     706   Children's Place Retail Stores, Inc.
            (The)*.................................        23,093
     588   Deb Shops, Inc..........................        15,729
     474   Dress Barn, Inc.*.......................        12,698
     325   Factory 2-U Stores, Inc.*...............         5,772
   3,404   Foot Locker, Inc.*......................        52,762
     532   Footstar, Inc.*.........................        12,880
  20,980   Gap, Inc. (The).........................       302,112
     573   Genesco Inc.*...........................        14,543
   1,059   Goody's Family Clothing, Inc.*..........         4,543
     531   Hot Topic, Inc.*........................        17,804
  11,979   Intimate Brands, Inc....................       218,617
  10,408   Limited, Inc. (The).....................       193,068
   1,099   Men's Wearhouse, Inc. (The)*............        24,442
   3,266   Nordstrom, Inc..........................        82,630
     868   Pacific Sunwear of California, Inc.*....        19,947
     588   Payless ShoeSource, Inc.*...............        34,222
   1,966   Ross Stores, Inc........................        71,425
   1,065   Stein Mart, Inc.*.......................         9,436
   1,664   Talbot's, Inc. (The)....................        59,738
   6,844   TJX Companies, Inc. (The)...............       282,931
     774   Too, Inc.*..............................        21,068
     693   United Retail Group, Inc.*..............         4,886
     446   Urban Outfitters, Inc.*.................        11,658
     847   Wet Seal, Inc. (Class A)*...............        22,827
     445   Wilsons The Leather Experts Inc.*.......         6,007
                                                     ------------
                                                        1,788,378
                                                     ------------
           AUTO PARTS: O.E.M. (0.3%)
   1,147   American Axle & Manufacturing Holdings,
            Inc.*..................................        30,969

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,852   ArvinMeritor, Inc.......................  $     44,541
     709   BorgWarner, Inc.........................        39,279
   1,928   Collins & Aikman Corp.*.................        19,666
   3,611   Dana Corp...............................        52,757
  13,667   Delphi Automotive Systems Corp..........       195,301
     414   Dura Automotive Systems, Inc.*..........         4,906
   1,682   Eaton Corp..............................       123,762
   1,863   Federal Mogul Corp.*....................         1,919
   1,925   Gentex Corp.*...........................        57,288
     901   Intermet Corp...........................         4,009
   2,120   Johnson Controls, Inc...................       178,207
   1,649   Lear Corp.*.............................        66,224
     799   Modine Manufacturing Co.................        20,255
     800   Sauer-Danfoss, Inc......................         6,600
     545   Stoneridge, Inc.*.......................         4,142
     127   Strattec Security Corp.*................         4,695
     702   Superior Industries International,
            Inc....................................        27,224
   1,118   Tower Automotive, Inc.*.................        10,397
   3,049   TRW Inc.................................       129,186
   3,381   Visteon Corp............................        44,967
                                                     ------------
                                                        1,066,294
                                                     ------------
           AUTOMOTIVE AFTERMARKET (0.1%)
     473   Aftermarket Technology Corp.*...........         8,547
   1,331   Apogee Enterprises, Inc.................        19,566
     566   Bandag, Inc.............................        19,131
     477   Barnes Group, Inc.......................        11,496
     640   CLARCOR Inc.............................        17,248
   1,988   Cooper Tire & Rubber Co.................        30,675
     964   Exide Corp..............................           713
   3,875   Goodyear Tire & Rubber Co. (The)........        92,535
     398   IMPCO Technologies, Inc.*...............         4,796
     457   Standard Motor Products, Inc............         6,444
   2,309   Tenneco Automotive Inc..................         5,657
                                                     ------------
                                                          216,808
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           BEVERAGES: ALCOHOLIC (0.4%)
  21,909   Anheuser-Busch Companies, Inc...........  $  1,035,638
     318   Boston Beer Company, Inc. (The) (Class
            A)*....................................         4,913
   1,671   Brown-Forman Corp. (Class B)............       109,450
   1,092   Constellation Brands Inc. (Class A)*....        52,274
     989   Coors (Adolph) Co. (Class B)............        52,091
     273   Mondavi (Robert) Corp. (The) (Class
            A)*....................................        10,169
                                                     ------------
                                                        1,264,535
                                                     ------------
           BEVERAGES: NON-ALCOHOLIC (1.0%)
     226   Coca-Cola Bottling Co. Consolidated.....         9,492
  60,715   Coca-Cola Co............................     2,656,281
  10,868   Coca-Cola Enterprises Inc...............       176,605
   7,020   Pepsi Bottling Group, Inc. (The)........       161,811
   3,815   PepsiAmericas, Inc.*....................        45,971
                                                     ------------
                                                        3,050,160
                                                     ------------
           BIOTECHNOLOGY (1.7%)
   2,103   Abgenix, Inc.*..........................        50,114
     926   Aclara Biosciences Inc.*................         3,472
     731   Adolor Corp.*...........................        10,271
   1,658   Advanced Tissue Sciences, Inc.*.........         6,964
   1,472   Affymetrix, Inc.*.......................        41,437
     491   Alexion Pharmaceuticals, Inc.*..........        10,949
   1,493   Alkermes, Inc.*.........................        40,027
     381   Alliance Pharmaceutical Corp.*..........         1,063
  25,463   Amgen Inc.*.............................     1,413,196
   1,689   Amylin Pharmaceuticals, Inc.*...........        14,086
     611   Antigenics Inc.*........................         8,523
     674   Aphton Corp.*...........................         8,769

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,795   Applera Corp. - Celera Genomics
            Group*.................................  $     37,515
     595   Arena Pharmaceuticals, Inc.*............         6,099
   1,036   ARIAD Pharmaceuticals, Inc.*............         3,647
   1,990   AVANT Immunotherapeutics, Inc.*.........         6,428
     667   AVI BioPharma, Inc.*....................         7,811
     315   Avigen, Inc.*...........................         3,474
   1,498   Bio-Technology General Corp.*...........        12,433
   3,628   Biogen, Inc.*...........................       196,710
     879   BioMarin Pharmaceutical, Inc.*..........        10,706
     681   Biopure Corp.*..........................         6,613
   1,493   Bruker Daltonics, Inc.*.................        21,230
   1,951   Celgene Corp.*..........................        53,496
     926   Cell Genesys, Inc.*.....................        15,659
   1,210   Cephalon, Inc.*.........................        79,352
   1,049   Charles River Laboratories
            International, Inc.*...................        32,047
   4,635   Chiron Corp.*...........................       196,385
   1,463   COR Therapeutics, Inc.*.................        27,490
   1,091   Corixa Corp.*...........................        12,056
     741   Cubist Pharmaceuticals, Inc.*...........        13,286
   1,235   CuraGen Corp.*..........................        20,130
     527   CV Therapeutics, Inc.*..................        22,524
   3,135   CYTOGEN Corp.*..........................         8,151
     918   Diversa Corp.*..........................        11,016
   1,250   Durect Corp.*...........................        11,125
     609   Emisphere Technologies, Inc.*...........        13,642
     435   EntreMed, Inc.*.........................         3,241
     750   Enzo Biochem, Inc.*.....................        16,336
   1,132   Enzon, Inc.*............................        59,634
   1,266   Exelixis, Inc.*.........................        15,508
     691   Gene Logic, Inc.*.......................        10,904
   1,778   Genelabs Technologies, Inc.*............         3,556
   1,635   Genencor International Inc.*............        20,441
   5,334   Genentech, Inc.*........................       263,766
     492   Genome Therapeutics Corp.*..............         2,613

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,378   Genta Inc.*.............................  $     18,465
   5,130   Genzyme Corp. (General Division)*.......       233,979
     769   Genzyme Transgenics Corp.*..............         2,884
     459   Geron Corp.*............................         4,103
   2,311   Gilead Sciences, Inc.*..................       151,163
     616   Glycogenesys, Inc.*.....................         1,109
     627   Guilford Pharmaceuticals Inc.*..........         6,853
   2,260   Hemispherx Biopharma, Inc.*.............         8,678
   3,113   Human Genome Sciences, Inc.*............        87,569
     322   Hyseq, Inc.*............................         2,277
   1,309   ICOS Corp.*.............................        56,025
   3,643   IDEC Pharmaceuticals Corp.*.............       216,613
     922   IDEXX Laboratories, Inc.*...............        23,437
     668   ILEX Oncology, Inc.*....................        15,364
     872   Illumina, Inc.*.........................         7,368
   1,759   ImClone Systems, Inc.*..................        33,702
  13,037   Immunex Corp.*..........................       364,384
   1,047   ImmunoGen, Inc.*........................        12,470
   1,324   Immunomedics, Inc.*.....................        20,138
   1,746   Incyte Genomics, Inc.*..................        25,753
     652   InterMune Inc.*.........................        27,710
     971   Interneuron Pharmaceuticals, Inc.*......         9,865
   1,287   Invitrogen Corp.*.......................        69,318
   1,039   Isis Pharmaceuticals, Inc.*.............        18,079
   1,255   Lexicon Genetics Inc.*..................        14,370
   1,194   Ligand Pharmaceuticals, Inc. (Class
            B)*....................................        18,006
     716   Luminex Corp.*..........................        12,301
     610   Maxim Pharmaceuticals, Inc.*............         3,770
     846   Maxygen Inc.*...........................        11,336
   1,972   Medarex, Inc.*..........................        29,205
     800   Medicines Company (The)*................         8,848
   6,054   MedImmune, Inc.*........................       256,508
     377   MGI Pharma, Inc.*.......................         5,862
   5,313   Millennium Pharmaceuticals, Inc.*.......       101,000

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     609   Myriad Genetics, Inc.*..................  $     25,822
   1,719   NABI, Inc.*.............................        15,901
     476   Nanogen, Inc.*..........................         2,537
     666   Neurocrine Biosciences, Inc.*...........        27,712
     471   Neurogen Corp.*.........................         7,136
     677   Northfield Laboratories, Inc.*..........         5,436
     793   NPS Pharmaceuticals, Inc.*..............        23,790
     869   Orchid Biosciences*.....................         3,476
   1,194   Organogenesis, Inc.*....................         3,104
     892   OSI Pharameceuticals Inc.*..............        35,760
     909   OXiGENE, Inc.*..........................         2,027
     418   Pharmacyclics, Inc.*....................         3,365
     432   Progenics Pharmaceuticals, Inc.*........         7,344
   2,340   Protein Design Labs, Inc.*..............        52,088
   1,139   Regeneron Pharmaceuticals, Inc.*........        28,247
     760   Ribozyme Pharmaceuticals, Inc.*.........         2,827
     450   SangStat Medical Corp.*.................         8,041
   1,639   SciClone Pharmaceuticals, Inc.*.........         4,917
   1,050   Scios, Inc.*............................        24,129
     576   Sequenom Inc.*..........................         3,940
   2,633   SICOR Inc.*.............................        41,338
     878   SuperGen, Inc.*.........................         9,588
   1,144   Tanox, Inc.*............................        15,764
   1,990   Targeted Genetics Corp.*................         5,453
   1,104   Techne Corp.*...........................        33,904
   1,126   Texas Biotechnology Corp.*..............         7,263
     693   Titan Pharmaceuticals, Inc.*............         4,851
     570   Transkaryotic Therapies, Inc.*..........        22,144
     897   Triangle Pharmaceuticals, Inc.*.........         3,723
     456   Trimeris, Inc.*.........................        16,462
   1,240   Tularik Inc.*...........................        27,392
     612   Valentis, Inc.*.........................         1,530
   1,931   Vertex Pharmaceuticals, Inc.*...........        38,118
     632   Vical, Inc.*............................         6,478
   1,166   Vion Pharmaceuticals, Inc.*.............         5,071

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     414   ViroPharma Inc.*........................  $      7,783
   1,801   XOMA Ltd.*..............................        20,099
                                                     ------------
                                                        5,266,967
                                                     ------------
           BROADCASTING (0.5%)
     389   Acme Communications, Inc.*..............         2,626
  14,341   Clear Channel Communications, Inc.*.....       660,260
   1,065   Cox Radio, Inc. (Class A)*..............        23,749
     649   Cumulus Media, Inc. (Class A)*..........        10,384
   1,281   Emmis Communications Corp. (Class A)*...        27,926
   1,213   Entercom Communications Corp.*..........        58,042
   1,723   Entravision Communications Corp. (Class
            A)*....................................        19,039
     275   Granite Broadcasting Corp.*.............           594
   2,400   Hearst-Argyle Television, Inc.*.........        46,776
   2,814   Hispanic Broadcasting Corp.*............        66,242
     544   Liberty (Corp.) (The)...................        22,021
   1,466   Paxson Communications Corp.*............        14,367
     584   Radio One, Inc. (Class A)*..............        10,296
     498   Saga Communications, Inc. (Class A)*....        10,209
     462   Salem Communications Corp.*.............        11,000
   1,017   Sinclair Broadcast Group, Inc. (Class
            A)*....................................        10,170
   1,125   Sirius Satellite Radio Inc.*............         7,009
     530   Spanish Broadcasting System, Inc. (Class
            A)*....................................         4,637
   5,087   Univision Communications, Inc. (Class
            A)*....................................       177,943
   7,631   USA Networks, Inc.*.....................       218,170
   2,634   Westwood One, Inc.*.....................        81,391
   1,160   XM Satellite Radio Holdings Inc. (Class
            A)*....................................        13,178

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     375   Young Broadcasting Corp. (Class A)*.....  $      6,825
                                                     ------------
                                                        1,502,854
                                                     ------------
           BUILDING PRODUCTS (0.2%)
   1,743   American Standard Companies, Inc.*......       112,772
     360   American Woodmark Corp..................        21,431
     956   Armstrong Holdings, Inc.*...............         3,432
   1,504   Dal-Tile International Inc.*............        34,697
   1,402   Griffon Corp.*..........................        22,039
   1,315   Interface, Inc..........................         7,101
   1,468   Lennox International Inc................        14,974
     606   LSI Industries, Inc.....................        10,532
  11,225   Masco Corp..............................       300,381
     557   NCI Building Systems, Inc.*.............         9,525
     269   Nortek, Inc.*...........................         7,532
     316   Simpson Manufacturing Co., Inc.*........        16,647
     822   Watsco, Inc.............................        11,097
   1,021   York International Corp.................        38,818
                                                     ------------
                                                          610,978
                                                     ------------
           CABLE/SATELLITE TV (1.0%)
   1,149   ACTV, Inc.*.............................         1,666
   3,757   Adelphia Communications Corp. (Class
            A)*....................................        96,968
   3,246   Cablevision Systems New York Group
            (Class A)*.............................       137,306
   7,181   Charter Communications, Inc. (Class
            A)*....................................        88,470
  24,400   Comcast Corp. (Class A Special)*........       866,932
  13,982   Cox Communications, Inc. (Class A)*.....       523,626
   5,866   EchoStar Communications Corp. (Class
            A)*....................................       160,142
  21,396   General Motors Corp. (Class H)..........       335,917
   1,342   Insight Communications Co., Inc.*.......        29,229
  57,844   Liberty Media Corp. (Class A)*..........       751,972

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,587   Liberty Satellite & Technology, Inc.
            (Class A)*.............................  $      1,159
     316   LodgeNet Entertainment Corp.*...........         5,688
   1,654   Mediacom Communications Corp.*..........        29,706
     852   Nucentrix Broadband Networks, Inc.*.....         9,594
   1,169   Pegasus Communications Corp.*...........         7,832
   2,058   UnitedGlobalCom, Inc. (Class A)*........        10,702
                                                     ------------
                                                        3,056,909
                                                     ------------
           CASINO/GAMING (0.2%)
     745   Argosy Gaming Co.*......................        27,550
     928   Aztar Corp.*............................        17,929
   1,653   Boyd Gaming Corp.*......................        13,604
     338   Churchill Downs Inc.....................        12,533
     768   Dover Downs Entertainment, Inc..........        11,405
     950   GTECH Holdings Corp.*...................        48,364
   2,861   Harrah's Entertainment, Inc.*...........       109,204
     940   Isle of Capri Casinos, Inc.*............        15,350
   2,045   Mandalay Resort Group*..................        55,317
   3,893   MGM Mirage Inc.*........................       126,756
   7,239   Park Place Entertainment Corp.*.........        70,580
     588   Pinnacle Entertainment, Inc.*...........         3,881
   1,658   Station Casinos, Inc.*..................        23,162
                                                     ------------
                                                          535,635
                                                     ------------
           CATALOG/SPECIALTY DISTRIBUTION (0.0%)
     461   Coldwater Creek, Inc.*..................         7,555
   4,700   Hanover Direct, Inc.*...................         2,162
   1,083   Insight Enterprises, Inc.*..............        26,523
     790   Lands' End, Inc.*.......................        38,852
   1,074   PC Connection, Inc.*....................        11,223
   1,139   Shop At Home, Inc.*.....................         3,895
   3,325   Spiegel, Inc. (Class A).................        10,078
   1,023   Systemax, Inc.*.........................         2,660

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,009   Valuevision International, Inc. (Class
            A)*....................................  $     18,989
                                                     ------------
                                                          121,937
                                                     ------------
           CHEMICALS: AGRICULTURAL (0.0%)
     646   Eden Bioscience Corp.*..................         1,776
   3,077   IMC Global Inc..........................        41,693
     955   Monsanto Co.............................        31,801
     748   Scotts Company (The) (Class A)*.........        35,597
                                                     ------------
                                                          110,867
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED (0.7%)
   1,594   Cabot Corp..............................        53,511
  21,908   Dow Chemical Co. (The)..................       647,162
  25,454   Du Pont (E.I.) de Nemours & Co., Inc....     1,124,303
   1,880   Eastman Chemical Co.....................        75,501
   2,881   Hercules Inc.*..........................        27,081
   5,375   Rohm & Haas Co..........................       197,692
   2,773   Solutia, Inc............................        24,652
                                                     ------------
                                                        2,149,902
                                                     ------------
           CHEMICALS: SPECIALTY (0.4%)
     247   AEP Industries, Inc.*...................         6,773
   5,564   Air Products & Chemicals, Inc...........       257,335
   1,772   Airgas, Inc.*...........................        30,833
   1,225   Albemarle Corp..........................        28,726
     583   Arch Chemicals, Inc.....................        13,059
   1,380   Calgon Carbon Corp......................        10,971
     669   Cambrex Corp............................        29,403
     366   ChemFirst Inc...........................         8,784
   3,001   Crompton Corp...........................        27,159
   1,065   Cytec Industries, Inc.*.................        25,336
   3,192   Engelhard Corp..........................        88,929
   2,314   Ethyl Corp..............................         2,707
     816   FMC Corp.*..............................        29,376
     829   Georgia Gulf Corp.......................        16,497
   1,881   Grace (W. R.) & Co.*....................         4,157
   1,346   Great Lakes Chemical Corp...............        31,039

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,729   International Specialty Products,
            Inc.*..................................  $     15,042
   1,378   Lubrizol Corp. (The)....................        45,956
   3,152   Lyondell Chemical Co....................        42,457
   1,739   Millennium Chemicals Inc................        21,198
     210   NCH Corp................................        10,985
   1,359   NL Industries, Inc......................        19,243
   1,232   Olin Corp...............................        17,728
     623   OM Group, Inc...........................        41,679
   2,454   Polyone Corp............................        24,663
   3,921   Praxair, Inc............................       227,614
     555   Schulman (A.), Inc......................         9,263
   1,334   Sensient Technologies Corp..............        25,960
   1,847   Sigma-Aldrich Corp......................        77,242
     624   Uniroyal Technology Corp.*..............           256
   3,080   Valhi, Inc..............................        40,779
                                                     ------------
                                                        1,231,149
                                                     ------------
           COAL (0.1%)
   1,366   Arch Coal, Inc..........................        27,183
   2,108   CONSOL Energy, Inc......................        48,168
   2,052   Massey Energy Co........................        30,431
   1,256   Peabody Energy Corp.....................        31,840
                                                     ------------
                                                          137,622
                                                     ------------
           COMMERCIAL PRINTING/ FORMS (0.1%)
     448   Applied Graphics Technologies, Inc.*....           269
     681   Banta Corp..............................        21,629
     767   Bowne & Co., Inc........................        10,715
     336   Consolidated Graphics, Inc.*............         6,787
     432   CSS Industries, Inc.*...................        10,973
   1,725   Deluxe Corp.............................        79,367
   2,865   Donnelley (R.R.) & Sons Co..............        83,228
     759   Harland (John H.) Co....................        18,558
   1,174   Mail-Well, Inc.*........................         6,774
     323   New England Business Service, Inc.......         6,621
     712   Standard Register Co....................        15,237

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,101   Wallace Computer Services, Inc..........  $     21,745
     915   Workflow Management, Inc.*..............         5,032
                                                     ------------
                                                          286,935
                                                     ------------
           COMPUTER COMMUNICATIONS (1.5%)
   9,123   3Com Corp.*.............................        54,556
   2,724   Adaptec, Inc.*..........................        48,351
   6,928   Avaya Inc.*.............................        59,581
   1,315   Avici Systems Inc.*.....................         2,932
   1,140   Avocent Corp.*..........................        28,511
     588   Aware, Inc.*............................         4,304
   5,566   Brocade Communications Systems, Inc.*...       202,602
   1,081   CacheFlow Inc.*.........................         1,816
 178,651   Cisco Systems, Inc.*....................     3,533,717
     659   Computer Network Technology Corp.*......        14,109
   2,733   Cosine Communications Inc.*.............         5,275
     787   Digi International Inc.*................         4,911
   1,008   Echelon Corp.*..........................        20,503
   2,215   Emulex Corp.*...........................       101,912
   4,875   Enterasys Networks Inc.*................        53,722
   1,055   ePresence, Inc.*........................         4,273
   2,962   Extreme Networks, Inc.*.................        41,290
     541   FalconStor Software Inc.................         5,096
   4,888   Finisar Corp.*..........................        57,532
   3,076   Foundry Networks, Inc.*.................        23,747
   2,209   Inrange Technologies Corp. (Class B)*...        29,181
   1,444   Ixia*...................................        16,606
     687   JNI Corp.*..............................         5,029
   7,852   Juniper Networks, Inc.*.................       120,293
   2,933   McDATA Corp. (Class A)*.................        72,738
   3,808   MRV Communications, Inc.*...............        13,633
   1,030   Network Equipment Technologies, Inc.*...         5,768
     412   PC-Tel, Inc.*...........................         3,708
     315   Performance Technologies, Inc.*.........         3,575
     555   PLX Technology, Inc.*...................         9,407
     676   Proxim, Inc.*...........................         3,752

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   4,043   Redback Networks, Inc.*.................  $     19,487
   2,775   Riverstone Networks Inc.*...............        47,369
     414   SCM Microsystems, Inc.*.................         6,044
     406   Tut Systems, Inc.*......................           585
     880   Vertel Corp.*...........................           458
                                                     ------------
                                                        4,626,373
                                                     ------------
           COMPUTER PERIPHERALS (0.6%)
   1,408   Advanced Digital Information Corp.*.....        23,584
   4,436   Ampex Corp. (Class A)*..................           754
     671   Avid Technology, Inc.*..................         7,730
     693   DSP Group, Inc.*........................        15,627
   1,468   Electronics for Imaging, Inc.*..........        30,035
  53,868   EMC Corp.*..............................       883,435
     431   Gerber Scientific, Inc.*................         4,176
     920   Imation Corp*...........................        21,270
   1,029   InFocus Corp.*..........................        18,584
   1,298   Intergraph Corp.*.......................        18,691
     552   Interlink Electronics, Inc.*............         2,236
   1,477   Iomega Corp.*...........................        13,780
   3,130   Lexmark International, Inc.*............       173,871
   6,093   Maxtor Corp.*...........................        40,214
     601   Media 100 Inc.*.........................         1,695
     606   Mercury Computer Systems, Inc.*.........        22,034
   1,131   NeoMagic Corp.*.........................         3,563
   7,946   Network Appliance, Inc.*................       142,631
   1,204   Pinnacle Systems, Inc.*.................        11,318
   1,264   Presstek, Inc.*.........................         8,785
     843   Procom Technology, Inc.*................         2,537
   2,249   QLogic Corp.*...........................       110,044
   4,066   Quantum Corp. - DLT & Storage
            Systems*...............................        38,668
   1,712   Rainbow Technologies, Inc.*.............        19,739
   2,707   Storage Technology Corp.*...............        66,240
   4,635   Western Digital Corp.*..................        28,969
     848   Zebra Technologies Corp. (Class A)*.....        44,978
                                                     ------------
                                                        1,755,188
                                                     ------------

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           COMPUTER PROCESSING HARDWARE (2.9%)
   8,519   Apple Computer, Inc.*...................  $    210,590
     977   Auspex Systems, Inc.*...................         1,436
  41,227   Compaq Computer Corp....................       509,153
   1,393   Concurrent Computer Corp.*..............        19,725
  63,489   Dell Computer Corp.*....................     1,742,773
   7,884   Gateway, Inc.*..........................        41,076
   3,401   Handspring, Inc.*.......................        19,284
  47,423   Hewlett-Packard Co......................     1,048,523
   2,430   Interland, Inc.*........................         4,933
  42,409   International Business Machines Corp....     4,575,507
   2,355   NCR Corp.*..............................       100,182
     885   Network Engines Inc.*...................           947
  14,644   Palm, Inc.*.............................        54,769
     453   RadiSys Corp.*..........................         9,060
   4,637   Silicon Graphics, Inc.*.................        13,447
  79,497   Sun Microsystems, Inc.*.................       855,388
     980   Xybernaut Corp.*........................         2,029
                                                     ------------
                                                        9,208,822
                                                     ------------
           CONSTRUCTION MATERIALS (0.1%)
     684   AMCOL International Corp................         4,788
     100   Ameron International Corp...............         6,400
     479   Centex Construction Products, Inc.......        16,478
     462   Elcor Corp..............................        10,441
     759   Florida Rock Industries, Inc............        27,833
   1,652   Lafarge North America, Inc..............        66,939
   1,276   Martin Marietta Materials, Inc..........        52,023
     544   Texas Industries, Inc...................        20,182
     392   Trex Co., Inc.*.........................         8,428
     351   U.S. Aggregates, Inc.*..................            18
   1,296   USG Corp................................         9,720
   2,467   Vulcan Materials Co.....................       114,469
                                                     ------------
                                                          337,719
                                                     ------------
           CONSUMER SUNDRIES (0.0%)
   1,734   American Greetings Corp. (Class A)......        21,606

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,292   Blyth Industries, Inc.*.................  $     27,377
   1,841   Oakley, Inc.*...........................        31,849
     606   Sola International, Inc.*...............        12,114
   1,429   Yankee Candle Co., Inc. (The)*..........        29,366
                                                     ------------
                                                          122,312
                                                     ------------
           CONTAINERS/PACKAGING (0.2%)
     920   Aptargroup, Inc.........................        29,514
     758   Ball Corp...............................        59,655
   1,289   Bemis Company, Inc......................        65,017
     540   Caraustar Industries, Inc...............         4,428
     479   Chesapeake Corp.........................        13,853
   3,390   Crown Cork & Seal Co., Inc.*............        17,797
   1,928   Earthshell Corp.*.......................         3,104
   4,179   Gaylord Container Corp. (Series A)*.....         3,970
     901   Graphic Packaging International
            Corp.*.................................         3,289
     585   Greif Bros. Corp. (Class A).............        19,334
     874   Ivex Packaging Corp.*...................        18,800
     174   Liqui-Box Corp..........................         8,154
     264   Mobile Mini, Inc.*......................         9,845
     642   Myers Industries, Inc...................         8,218
   3,938   Owens-Illinois, Inc.*...................        50,564
   2,845   Packaging Corp. of America*.............        51,039
   3,874   Pactiv Corp.*...........................        69,732
     591   Rock-Tenn Co. (Class A).................        10,142
   2,042   Sealed Air Corp.*.......................        84,784
     406   Silgan Holdings, Inc.*..................        10,779
   6,413   Smurfit-Stone Container Corp.*..........       101,390
   2,323   Sonoco Products Co......................        61,676
   1,202   Temple-Inland, Inc......................        66,543
                                                     ------------
                                                          771,627
                                                     ------------
           CONTRACT DRILLING (0.3%)
     345   Atwood Oceanics, Inc.*..................        11,937
   3,255   Diamond Offshore Drilling, Inc..........        93,679
   3,390   ENSCO International Inc.................        80,682
   6,012   GlobalSantaFe Corp......................       170,741
   4,679   Grey Wolf, Inc.*........................        15,160

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,336   Helmerich & Payne, Inc..................  $     40,614
   3,585   Nabors Industries, Inc.*................       112,246
   3,273   Noble Drilling Corp.*...................       104,638
   2,404   Parker Drilling Co.*....................         8,871
   1,981   Patterson-UTI Energy, Inc.*.............        42,948
   3,453   Pride International Inc.*...............        45,062
   2,522   Rowan Companies, Inc.*..................        45,472
   7,762   Transocean Sedco Forex Inc..............       237,828
                                                     ------------
                                                        1,009,878
                                                     ------------
           DATA PROCESSING SERVICES (1.1%)
   2,408   Acxiom Corp.*...........................        33,808
   1,331   Affiliated Computer Services, Inc.
            (Class A)*.............................       127,310
  15,237   Automatic Data Processing, Inc..........       822,798
   1,418   Bisys Group, Inc. (The)*................        87,306
   3,560   Ceridian Corp.*.........................        63,973
   1,748   Certergy Inc.*..........................        60,638
   2,043   CheckFree Corp.*........................        29,603
  12,178   Concord EFS, Inc.*......................       354,989
   1,291   CSG Systems International, Inc.*........        47,909
   2,993   DST Systems, Inc.*......................       130,734
   1,191   eFunds Corp.*...........................        20,771
   9,563   First Data Corp.........................       791,147
   4,553   Fiserv, Inc.*...........................       193,229
     946   Global Payments Inc.....................        33,980
     750   Information Resources, Inc..............         6,367
   1,388   National Processing, Inc.*..............        36,227
     881   NDC Health Corp.........................        27,954
     865   New Century Equity Holdings Corp.*......           380
   9,113   Paychex, Inc............................       334,447
     465   Pegasus Solutions, Inc.*................         7,961
   4,754   Total System Services, Inc..............       118,850
   2,683   Tyler Technologies, Inc.*...............        11,805
                                                     ------------
                                                        3,342,186
                                                     ------------
           DEPARTMENT STORES (0.5%)
   2,359   Dillard's, Inc. (Class A)...............        33,922

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   4,825   Federated Department Stores, Inc.*......  $    200,816
   8,131   Kohl's Corp.*...........................       539,004
   7,297   May Department Stores Co................       268,530
   1,275   Neiman Marcus Group, Inc. (The) (Class
            A)*....................................        45,250
   6,420   Penney (J.C.) Co., Inc..................       159,665
   3,844   Saks, Inc.*.............................        38,748
   8,019   Sears, Roebuck & Co.....................       423,724
                                                     ------------
                                                        1,709,659
                                                     ------------
           DISCOUNT STORES (2.7%)
   1,312   99 Cents Only Stores*...................        46,720
   2,978   Big Lots, Inc...........................        31,924
   1,777   BJ's Wholesale Club, Inc.*..............        84,496
  10,985   Costco Wholesale Corp.*.................       505,310
   8,070   Dollar General Corp.....................       127,506
   2,738   Dollar Tree Stores, Inc.*...............        90,381
   4,192   Family Dollar Stores, Inc...............       141,396
     394   Fred's, Inc.............................        16,977
     160   PriceSmart, Inc.*.......................         6,120
     725   ShopKo Stores, Inc.*....................         8,816
  21,946   Target Corp.............................       974,622
     660   Value City Department Stores, Inc.*.....         2,798
 109,133   Wal-Mart Stores, Inc....................     6,545,797
                                                     ------------
                                                        8,582,863
                                                     ------------
           DRUGSTORE CHAINS (0.4%)
   9,600   CVS Corp................................       261,120
     485   Duane Reade, Inc.*......................        14,041
     991   Longs Drug Stores Corp..................        22,050
  12,473   Rite Aid Corp.*.........................        29,686
  24,846   Walgreen Co.............................       901,413
                                                     ------------
                                                        1,228,310
                                                     ------------
           ELECTRIC UTILITIES (2.3%)
  12,988   AES Corp. (The)*........................       175,987
   3,044   Allegheny Energy, Inc...................       100,178
   2,006   ALLETE..................................        53,480
   1,930   Alliant Energy Corp.....................        57,533
   3,349   Ameren Corp.............................       143,572
   7,864   American Electric Power Co., Inc........       328,243

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,235   Avista Corp.............................  $     16,907
     685   BayCorp Holdings, Ltd.*.................         6,555
     679   Black Hills Corp........................        19,596
     729   Central Vermont Public Service Corp.....        12,685
   3,881   Cinergy Corp............................       125,356
   1,206   CLECO Corp..............................        25,000
   3,222   CMS Energy Corp.........................        73,558
     458   CN Energy Group, Inc....................        21,503
   2,165   Conectiv, Inc...........................        53,432
   5,177   Consolidated Edison, Inc................       212,205
   3,997   Constellation Energy Group, Inc.........       112,715
   6,419   Dominion Resources, Inc.................       377,887
   3,090   DPL, Inc................................        71,873
   1,499   DQE, Inc................................        28,991
   4,023   DTE Energy Co...........................       164,943
  18,842   Duke Energy Corp........................       657,021
   7,953   Edison International*...................       122,874
   1,491   El Paso Electric Co.*...................        20,949
     367   Empire District Electric Co. (The)......         7,634
   3,004   Energy East Corp........................        59,179
   5,387   Entergy Corp............................       221,837
   7,826   Exelon Corp.............................       385,352
   7,941   FirstEnergy Corp........................       295,405
   4,293   FPL Group, Inc..........................       230,148
   1,663   Great Plains Energy, Inc................        41,359
     844   Hawaiian Electric Industries, Inc.......        35,026
   1,011   IDACORP, Inc............................        38,256
     432   Madison Gas & Electric Co...............        11,076
   9,685   Mirant Corp.*...........................        96,947
   2,888   Montana Power Co.*......................        15,451
   3,911   Niagara Mohawk Holdings Inc.*...........        72,549
   3,492   Northeast Utilities.....................        63,240
   1,295   NSTAR...................................        56,786
   2,092   OGE Energy Corp.........................        45,857
   2,473   Orion Power Holdings, Inc.*.............        65,782
     651   Otter Tail Corporation..................        18,619
   9,450   PG&E Corp.*.............................       203,175

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,068   Pinnacle West Capital Corp..............  $     82,430
   1,079   PNM Resources, Inc.*....................        29,144
   2,658   Potomac Electric Power Co...............        59,380
   3,563   PPL Corp................................       120,073
   5,299   Progress Energy, Inc....................       231,566
   5,076   Public Service Enterprise Group, Inc....       213,598
   2,103   Puget Energy Inc........................        43,616
   7,680   Reliant Energy, Inc.....................       192,614
   1,360   Reliant Resources, Inc.*................        19,108
     927   RGS Energy Group Inc....................        36,431
   2,556   SCANA Corp..............................        68,910
   2,107   Sierra Pacific Resources................        33,691
  16,721   Southern Co. (The)......................       412,173
   3,312   TECO Energy, Inc........................        80,051
   6,270   TXU Corp................................       305,474
     356   UIL Holdings Corp.......................        18,907
     871   UniSource Energy Corp...................        16,009
   2,773   UtiliCorp United, Inc...................        64,361
   1,845   Western Resources, Inc..................        30,535
   2,875   Wisconsin Energy Corp...................        64,975
     712   WPS Resources Corp.*....................        26,202
   8,377   Xcel Energy, Inc........................       223,666
                                                     ------------
                                                        7,319,635
                                                     ------------
           ELECTRICAL PRODUCTS (0.4%)
   1,028   Active Power, Inc.*.....................         4,708
   1,067   Acuity Brands, Inc......................        13,924
     346   Alpine Group, Inc. (The)*...............           533
   4,761   American Power Conversion Corp.*........        72,320
     549   American Superconductor Corp.*..........         4,639
     367   AstroPower, Inc.*.......................        14,056
     857   Baldor Electric Co......................        18,640
     153   Beacon Power Corp.*.....................           139
     666   Belden Inc..............................        14,053
     716   C&D Technologies, Inc...................        14,964
   1,110   Cable Design Technologies Corp.*........        14,208
   2,065   Capstone Turbine Corp.*.................         8,673
   2,285   Cooper Industries, Inc..................        83,174
  10,458   Emerson Electric Co.....................       605,937

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,459   Energizer Holdings, Inc.*...............  $     50,409
     585   Energy Conversion Devices, Inc.*........        11,314
     134   Franklin Electric Co., Inc..............        11,994
     344   Genlyte Group Inc. (The)*...............        10,654
   1,590   Hubbell, Inc. (Class B).................        47,716
     513   Littelfuse, Inc.*.......................        12,507
   1,044   MagneTek, Inc.*.........................        11,536
   4,769   Molex Inc...............................       145,693
     266   National Service Industries, Inc........         1,913
   2,008   Power-One, Inc.*........................        19,939
     728   Rayovac Corp.*..........................        11,284
     637   SLI, Inc.*..............................         1,580
   1,558   Thomas & Betts Corp.*...................        30,381
     492   Thomas Industries, Inc..................        12,300
     869   Valence Technology, Inc.*...............         3,519
     489   Wilson Greatbatch Technologies, Inc.*...        13,848
                                                     ------------
                                                        1,266,555
                                                     ------------
           ELECTRONIC COMPONENTS (0.3%)
     383   ACT Manufacturing, Inc.+*...............           115
   1,136   Amphenol Corp. (Class A)*...............        52,256
     602   Anaren Microwave Inc.*..................         9,632
   1,070   APW Ltd.*...............................           396
   1,033   Artesyn Technologies, Inc.*.............        10,785
   4,270   AVX Corp.*..............................        84,802
     121   Bel Fuse Inc. (Class A)*................         2,932
     521   Benchmark Electronics, Inc.*............        13,218
   1,949   Cree, Inc.*.............................        37,304
     748   CTS Corp.*..............................        11,295
     646   Hutchinson Technology Inc.*.............        14,309
   4,669   Jabil Circuit, Inc.*....................       108,321
   2,386   Kemet Corp.*............................        42,948
   1,646   Kopin Corp.*............................        18,748
   1,871   MEMC Electronic Materials, Inc.*........         6,923
     943   Methode Electronics, Inc. (Class A).....         8,487
     429   Park Electrochemical Corp...............        11,368
   1,087   Plexus Corp.*...........................        26,468

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,613   Rambus Inc.*............................  $     18,761
   1,941   Read-Rite Corp.*........................         6,755
     220   Sage, Inc.*.............................         7,599
   1,837   SanDisk Corp.*..........................        28,308
  12,684   Sanmina-SCI Corp.*......................       186,201
     602   SIPEX Corp.*............................         6,652
     688   Sirenza Microdevices, Inc.*.............         4,561
  19,838   Solectron Corp.*........................       232,501
     435   Spectrian Corp.*........................         7,108
   1,676   Stratos Lightwave, Inc.*................         8,967
     894   Technitrol, Inc.........................        22,261
     531   Three-Five Systems, Inc.*...............         7,434
   1,019   TTM Technologies, Inc.*.................         9,731
   3,653   Viasystems Group, Inc.*.................         1,388
   1,140   Vicor Corp.*............................        17,955
   3,889   Vishay Intertechnology, Inc.*...........        72,374
   1,486   WJ Communications, Inc.*................         5,499
                                                     ------------
                                                        1,104,362
                                                     ------------
           ELECTRONIC DISTRIBUTORS (0.1%)
     947   Anixter International, Inc.*............        27,179
   2,409   Arrow Electronics, Inc.*................        74,101
   2,865   Avnet, Inc..............................        76,352
     513   Black Box Corp.*........................        27,040
   1,331   Brightpoint, Inc.*......................         3,793
   2,143   CDW Computer Centers, Inc.*.............       118,679
   1,297   CellStar Corp.*.........................           999
   3,096   CompuCom Systems, inc.*.................         9,071
   2,003   Ingram Micro Inc. (Class A)*............        36,054
     271   MCSi, Inc.*.............................         5,504
     668   Pioneer-Standard Electronics, Inc.......         8,437
   3,174   Safeguard Scientifics, Inc.*............        11,426
     147   ScanSource, Inc.*.......................         7,813
   1,315   Tech Data Corp.*........................        66,434
                                                     ------------
                                                          472,882
                                                     ------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (0.5%)
  11,149   Agilent Technologies, Inc.*.............       338,372
     642   Caliper Technologies Corp.*.............         9,020

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,067   Checkpoint Systems, Inc.*...............  $     14,404
     715   Coherent, Inc.*.........................        22,437
   1,747   Diebold, Inc............................        68,395
     304   Excel Technology, Inc.*.................         5,198
  10,055   Gemstar-TV Guide International, Inc.*...       183,001
   1,106   Hypercom Corp.*.........................         8,184
   1,098   Identix Inc.*...........................        11,342
  32,128   JDS Uniphase Corp.*.....................       224,896
     451   Kronos, Inc.*...........................        24,354
     921   Mechanical Technology, Inc.*............         2,772
     895   MTS Systems Corp........................         8,995
     950   Newport Corp.*..........................        22,477
     676   NYFIX, Inc.*............................        11,019
   1,059   Paxar Corp.*............................        17,473
   2,980   PerkinElmer, Inc.*......................        87,910
     799   Radiant Systems, Inc.*..................         7,710
   4,463   Rockwell International Corp.............        85,913
     586   SeaChange International, Inc.*..........        16,672
   1,333   Sunrise Telecom Inc.*...................         5,265
   5,530   Symbol Technologies, Inc................        85,715
   2,536   Tektronix, Inc.*........................        62,081
   4,425   Thermo Electron Corp.*..................        97,173
   1,395   Unova, Inc.*............................         8,021
   3,184   Waters Corp.*...........................       110,166
   1,151   Wave Systems Corp. (Class A)*...........         2,739
  16,947   Xerox Corp.*............................       192,010
     756   Zomax, Inc.*............................         5,632
     387   Zygo Corp.*.............................         5,611
                                                     ------------
                                                        1,744,957
                                                     ------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.7%)
     660   ADE Corporation*........................         6,778
     860   Advanced Energy Industries, Inc.*.......        22,102
   3,939   Amkor Technology, Inc.*.................        71,020
  19,848   Applied Materials, Inc.*................       866,365
   1,095   Artisan Components, Inc.*...............        16,261
     916   Asyst Technologies, Inc.*...............        15,352
     791   ATMI, Inc.*.............................        23,358

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,540   Axcelis Technologies, Inc.*.............  $     34,900
     577   AXT, Inc.*..............................         6,347
     479   Brooks Automation, Inc.*................        23,437
   1,864   Chippac Inc.*...........................        12,582
   1,155   Cognex Corp.*...........................        27,835
     500   Cohu, Inc...............................        10,100
   1,433   Credence Systems Corp.*.................        22,656
     780   Cymer, Inc.*............................        28,649
     462   DuPont Photomasks, Inc.*................        23,100
     717   Electro Scientific Industries, Inc.*....        22,421
     503   Electroglas, Inc.*......................         7,676
     904   EMCORE Corp.*...........................         9,338
   1,795   Entegris Inc.*..........................        20,176
     820   FEI Co.*................................        27,536
     541   FSI International, Inc.*................         4,977
     564   Helix Technology Corp...................        11,630
     434   Keithley Instruments, Inc...............         9,049
   4,525   KLA-Tencor Corp.*.......................       259,192
   1,280   Kulicke & Soffa Industries, Inc.*.......        21,056
   3,018   Lam Research Corp.*.....................        70,199
   1,220   LTX Corp.*..............................        24,107
     984   Mattson Technology, Inc.*...............         6,947
   1,731   Mentor Graphics Corp.*..................        42,600
     982   MKS Instruments, Inc.*..................        23,598
     580   Nanometrics Inc.*.......................        10,887
   3,477   Novellus Systems, Inc.*.................       148,503
     862   Numerical Technologies, Inc.*...........        12,508
     180   Photon Dynamics, Inc.*..................         7,225
     806   Photronics, Inc.*.......................        28,041
     626   PRI Automation, Inc.*...................        15,806
     420   Rudolph Technologies, Inc.*.............        15,154
     988   Semitool Inc*...........................         9,791
   1,490   Synopsys, Inc.*.........................        77,301
   4,255   Teradyne, Inc.*.........................       127,054
     542   Therma-Wave Inc.*.......................         6,688
     727   Ultratech Stepper, Inc.*................        11,116

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     852   Varian Semiconductor Equipment
            Associates, Inc.*......................  $     33,185
     670   Veeco Instruments, Inc.*................        23,276
                                                     ------------
                                                        2,297,879
                                                     ------------
           ELECTRONICS/APPLIANCE STORES (0.2%)
   5,111   Best Buy Co., Inc.*.....................       378,214
     812   Blockbuster, Inc. (Class A).............        15,834
   5,078   Circuit City Stores, Inc.-Circuit City
            Group..................................       151,528
     585   Electronics Boutique Holdings Corp.*....        21,996
     987   Hollywood Entertainment Corp.*..........        12,841
   4,527   RadioShack Corp.........................       142,691
     406   REX Stores Corp.*.......................        11,957
     932   Trans World Entertainment Corp.*........         7,428
     518   Tweeter Home Entertainment Group,
            Inc.*..................................        14,659
     192   Ultimate Electronics Inc.*..............         5,551
                                                     ------------
                                                          762,699
                                                     ------------
           ELECTRONICS/ APPLIANCES (0.1%)
     996   3DO Co. (The)*..........................         1,355
     756   Applica Inc.*...........................         5,216
   1,567   Fedders Corp............................         4,936
     900   Harman International Industries, Inc....        42,498
     725   Helen of Troy Ltd.*.....................        10,802
     159   Interlogix, Inc.*.......................         6,158
   1,965   Maytag Corp.............................        62,644
     249   National Presto Industries, Inc.*.......         7,096
     351   ParkerVision, Inc.*.....................         7,195
     336   Salton, Inc.*...........................         7,056
     362   Universal Electronics Inc.*.............         5,810
   1,626   Whirlpool Corp..........................       118,210
                                                     ------------
                                                          278,976
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           ENGINEERING & CONSTRUCTION (0.1%)
   3,084   Comfort Systems USA, Inc.*..............  $     12,706
   1,142   Dycom Industries, Inc.*.................        18,409
     473   EMCOR Group, Inc.*......................        22,609
   1,647   Encompass Services Corp.*...............         3,080
   1,935   Fluor Corp..............................        62,017
   1,053   Foster Wheeler Ltd.*....................         2,664
   1,075   Granite Construction Inc................        24,112
     700   Insituform Technologies, Inc. (Class
            A)*....................................        16,842
     958   Integrated Electrical Services, Inc.*...         4,311
     709   Jacobs Engineering Group, Inc.*.........        45,376
   1,291   MasTec, Inc.*...........................         8,818
   1,531   Quanta Services, Inc.*..................        20,286
   1,070   Shaw Group Inc. (The)*..................        21,411
   3,776   Spectrasite Holdings, Inc.*.............         6,684
     441   URS Corp.*..............................        13,309
                                                     ------------
                                                          282,634
                                                     ------------
           ENVIRONMENTAL SERVICES (0.2%)
   4,815   Allied Waste Industries, Inc.*..........        52,869
     583   Casella Waste Systems Inc., (Class
            A)*....................................         7,917
     367   Landauer, Inc...........................        13,359
   1,827   Newpark Resources, Inc.*................        12,807
   4,165   Republic Services, Inc.*................        72,471
   1,315   Tetra Tech, Inc.*.......................        22,473
   2,623   U.S. Plastic Lumber Corp.*..............         1,836
     692   Waste Connections, Inc.*................        18,684
     322   Waste Holdings Inc......................         2,045
  15,268   Waste Management, Inc...................       440,024
                                                     ------------
                                                          644,485
                                                     ------------
           FINANCE/RENTAL/ LEASING (1.8%)
     574   Aaron Rents, Inc (Class A)..............         9,184
     553   Advanta Corp. (Class A).................         4,999
   2,263   Allied Capital Corp.....................        61,667
     372   AMERCO*.................................         6,573

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     751   American Capital Strategies, Ltd........  $     20,375
   2,020   AmeriCredit Corp.*......................        45,046
     950   Ampal-American Israel Corp. (Class
            A)*....................................         4,892
   1,319   Budget Group, Inc. (Class A)*...........           844
   5,087   Capital One Financial Corp..............       255,215
     989   Cash American International, Inc........         8,149
     737   Charter Municipal Mortgage Acceptance
            Co.....................................        12,301
   4,092   Comdisco, Inc.*.........................         1,841
   1,248   CompuCredit Corp.*......................         6,814
   2,891   Countrywide Credit Industries, Inc......       114,917
   1,617   Credit Acceptance Corp.*................        16,073
     634   Dollar Thrifty Automotive Group,
            Inc.*..................................         9,554
   1,156   Doral Financial Corp....................        40,922
     752   Electro Rent Corp.*.....................         9,723
  24,427   Fannie Mae..............................     1,977,366
     485   Financial Federal Corp.*................        14,477
   1,545   FINOVA Group, Inc.*.....................           680
  16,906   Freddie Mac.............................     1,134,731
   1,296   GATX Corp...............................        37,584
  11,322   Household International, Inc............       580,139
   3,588   Imperial Credit Industries, Inc.*.......         1,435
   1,596   IndyMac Bancorp, Inc.*..................        37,346
     708   Interpool, Inc..........................        11,257
  20,791   MBNA Corp...............................       727,685
     522   McGrath Rent Corp.......................        17,482
     432   Medallion Financial Corp................         3,702
   1,658   Metris Companies, Inc...................        23,626
   1,297   NationsRent, Inc.*......................           110
     699   NCO Group, Inc.*........................        15,783
     730   Neff Corp.*.............................           467
     541   New Century Financial Corp..............         7,537
   1,210   NextCard, Inc.*.........................           290
   6,968   Providian Financial Corp................        26,827
   1,315   Rent-Way, Inc.*.........................         7,864
   1,620   Ryder System, Inc.......................        40,468

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     537   Student Loan Corp. (The)................  $     47,267
   1,889   United Rentals, Inc.*...................        40,141
   3,978   USA Education Inc.......................       358,020
     744   WFS Financial Inc.*.....................        15,178
     197   White Mountains Insurance Group, Inc....        65,699
                                                     ------------
                                                        5,822,250
                                                     ------------
           FINANCIAL CONGLOMERATES (3.2%)
  32,296   American Express Co.....................     1,157,812
 124,775   Citigroup, Inc..........................     5,914,335
   8,246   Conseco, Inc.*..........................        32,572
     830   Investors Financial Services Corp.......        57,768
  48,458   J.P. Morgan Chase & Co..................     1,649,995
   7,520   John Hancock Financial Services, Inc....       288,618
   1,486   Leucadia National Corp..................        42,767
   9,070   Principal Financial Group, Inc.*........       230,831
  13,690   Prudential Financial, Inc.*.............       425,074
   7,943   State Street Corp.......................       427,175
     174   Wesco Financial Corp....................        54,984
                                                     ------------
                                                       10,281,931
                                                     ------------
           FINANCIAL PUBLISHING/ SERVICES (0.3%)
     822   Advent Software, Inc.*..................        44,347
     567   BARRA, Inc.*............................        31,588
   3,495   Equifax, Inc............................        88,004
     888   FactSet Research Systems Inc............        34,366
   2,387   Interactive Data Corp.*.................        37,070
     297   MarketWatch.com, Inc.*..................         1,188
   4,765   McGraw-Hill Companies, Inc. (The).......       305,341
   3,844   Moody's Corp............................       144,227
     684   Multex.com, Inc.*.......................         4,070
   2,649   SEI Investments Co......................       106,967
      96   SmartServ Online, Inc.*.................           605

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   6,555   SunGard Data Systems Inc.*..............  $    196,584
     269   Value Line, Inc.........................        12,966
                                                     ------------
                                                        1,007,323
                                                     ------------
           FOOD DISTRIBUTORS (0.2%)
   1,146   Fleming Companies, Inc..................        23,516
     957   Performance Food Group Co.*.............        36,557
   3,232   Supervalu, Inc..........................        79,766
  16,416   SYSCO Corp..............................       486,242
     874   United Natural Foods, Inc.*.............        20,093
                                                     ------------
                                                          646,174
                                                     ------------
           FOOD RETAIL (0.5%)
   2,815   7-Eleven, Inc.*.........................        33,076
   9,886   Albertson's, Inc........................       284,222
   1,350   Casey's General Stores, Inc.............        20,425
     968   Great Atlantic & Pacific Tea Co.,
            Inc.*..................................        24,916
     737   Ingles Markets, Inc. (Class A)..........         8,475
  19,789   Kroger Co.*.............................       407,653
     826   Pantry, Inc. (The)*.....................         3,782
     787   Pathmark Stores Inc.*...................        18,636
   1,210   Ruddick Corp............................        18,815
  12,336   Safeway Inc.*...........................       498,991
     759   Smart & Final, Inc.*....................         8,099
     703   Weis Markets, Inc.......................        20,169
   1,432   Whole Foods Market, Inc.*...............        61,290
   1,205   Wild Oats Markets, Inc.*................        11,532
   3,429   Winn-Dixie Stores, Inc..................        45,777
                                                     ------------
                                                        1,465,858
                                                     ------------
           FOOD: MAJOR DIVERSIFIED (1.3%)
   1,599   Aurora Foods, Inc.*.....................         7,835
   9,967   Campbell Soup Co........................       283,561
   1,126   Del Monte Foods Co.*....................        10,359
   1,463   Dole Food Co., Inc......................        40,964
   8,817   General Mills, Inc......................       436,882
   8,511   Heinz (H.J.) Co.........................       352,355
   9,907   Kellogg Co..............................       305,730
   6,835   Kraft Foods Inc. (Class A)..............       253,305

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  43,151   PepsiCo, Inc............................  $  2,161,434
  19,199   Sara Lee Corp...........................       406,059
                                                     ------------
                                                        4,258,484
                                                     ------------
           FOOD: MEAT/FISH/ DAIRY (0.2%)
  13,110   ConAgra Foods Inc.......................       325,128
   1,128   Dean Foods Co.*.........................        73,771
     768   Dreyer's Grand Ice Cream, Inc...........        29,645
   3,382   Hormel Foods Corp.......................        87,898
   1,090   Pilgrim's Pride Corp. (Class B).........        14,224
      40   Seaboard Corp...........................        12,324
   2,592   Smithfield Foods, Inc.*.................        57,542
  11,897   Tyson Foods, Inc. (Class A).............       150,140
                                                     ------------
                                                          750,672
                                                     ------------
           FOOD: SPECIALTY/ CANDY (0.3%)
     458   American Italian Pasta Co. (Class A)*...        18,778
   5,088   Chiquita Brands International, Inc.*....         3,714
      49   Farmer Brothers Co......................        13,891
     805   Flowers Foods Inc.*.....................        20,125
   1,406   Fresh Del Monte Produce, Inc.*..........        22,932
     689   Gum Tech International, Inc.*...........         5,167
     878   Hain Celestial Group, Inc.*.............        20,010
   3,335   Hershey Foods Corp......................       234,684
     485   International Multifoods Corp.*.........        10,767
   1,317   Interstate Bakeries Corp................        31,740
     427   J & J Snack Foods*......................        12,806
   1,010   Lancaster Colony Corp...................        34,481
     783   Lance, Inc..............................        11,393
     567   Mannatech, Inc.*........................         1,332
   1,680   McCormick & Co., Inc. (Non-Voting)......        74,256
   1,733   NBTY, Inc.*.............................        26,376
     362   Neose Technologies, Inc.*...............        12,583
     546   Ralcorp Holdings, Inc.*.................        13,699

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     501   Riviana Foods, Inc......................  $      9,935
     657   Smucker (J.M.) Co.......................        21,037
   1,320   Tootsie Roll Industries, Inc............        50,609
   5,513   Wrigley (Wm.) Jr. Co....................       301,230
                                                     ------------
                                                          951,545
                                                     ------------
           FOREST PRODUCTS (0.2%)
   2,686   Louisiana-Pacific Corp..................        23,207
   4,535   Plum Creek Timber Co., Inc..............       136,957
     358   Pope & Talbot, Inc......................         5,137
     693   Rayonier Inc............................        34,477
     629   Universal Forest Products, Inc..........        13,737
   5,556   Weyerhaeuser Co.........................       324,026
                                                     ------------
                                                          537,541
                                                     ------------
           GAS DISTRIBUTORS (0.4%)
   1,493   AGL Resources, Inc......................        31,771
   1,058   Atmos Energy Corp.......................        22,324
     285   Cascade Natural Gas Corp................         5,529
   8,484   Dynegy, Inc. (Class A)..................       202,343
     823   Energen Corp............................        18,847
   1,685   Equitable Resources, Inc................        51,797
   3,352   KeySpan Corp............................       108,471
   2,794   Kinder Morgan, Inc......................       144,450
     437   Laclede Group, Inc (The)................        10,112
   1,759   MDU Resources Group, Inc................        49,217
   2,144   National Fuel Gas Co....................        49,098
     482   New Jersey Resources Corp...............        21,868
   1,501   NewPower Holdings, Inc.*................           690
   1,248   Nicor Inc...............................        50,719
   5,041   NiSource Inc............................       104,853
     687   Northwest Natural Gas Co................        17,965
     619   Northwestern Corp.......................        12,813
     377   NUI Corp................................         8,641
   1,508   ONEOK, Inc..............................        26,013
     948   Peoples Energy Corp.....................        34,782
     820   Piedmont Natural Gas Co., Inc...........        27,642
   2,187   Questar Corp............................        52,379
   1,070   SEMCO ENERGY, Inc.......................        10,646
   5,027   Sempra Energy...........................       120,397
     355   South Jersey Industries, Inc............        11,246

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,396   Southern Union Co.*.....................  $     26,035
     857   Southwest Gas Corp......................        20,482
   1,122   Southwestern Energy Co.*................        12,903
     757   UGI Corp................................        21,491
   1,794   Vectren Corp............................        42,787
   1,249   WGL Holdings Inc........................        32,811
                                                     ------------
                                                        1,351,122
                                                     ------------
           HOME BUILDING (0.2%)
     207   Beazer Homes USA Inc.*..................        16,581
   1,531   Centex Corp.............................        91,064
   1,037   Champion Enterprises, Inc.*.............        12,817
   3,766   Clayton Homes, Inc......................        63,269
     485   Crossmann Communities, Inc..............        21,398
   2,009   D.R. Horton, Inc........................        75,217
     779   Fleetwood Enterprises, Inc..............         8,569
   1,158   KB HOME.................................        49,863
   1,549   Lennar Corp.............................        85,892
     723   M.D.C. Holdings, Inc....................        29,014
     224   NVR, Inc.*..............................        53,753
     637   Palm Harbor Homes, Inc.*................        15,377
   1,528   Pulte Homes, Inc........................        72,045
     412   Ryland Group, Inc. (The)................        32,264
     347   Skyline Corp............................        10,930
     874   Standard Pacific Corp...................        23,047
     978   Toll Brothers, Inc.*....................        44,597
                                                     ------------
                                                          705,697
                                                     ------------
           HOME FURNISHINGS (0.2%)
     592   Bassett Furniture Industries, Inc.......         9,200
   1,168   Department 56, Inc.*....................        11,563
     597   Enesco Group*...........................         3,642
   1,071   Ethan Allen Interiors, Inc..............        42,711
   1,355   Furniture Brands International, Inc.*...        49,823
   1,551   La-Z-Boy, Inc...........................        34,510
   4,790   Leggett & Platt, Inc....................       116,062
     318   Libbey, Inc.............................        10,987
   1,350   Mohawk Industries, Inc.*................        74,196
   6,509   Newell Rubbermaid, Inc..................       179,713
     394   Oneida Ltd..............................         4,689

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,511   Tupperware Corp.........................  $     28,709
   1,274   Westpoint Stevens, Inc..................         2,229
                                                     ------------
                                                          568,034
                                                     ------------
           HOME IMPROVEMENT CHAINS (1.2%)
     926   Fastenal Co.............................        61,959
  56,963   Home Depot, Inc. (The)..................     2,853,277
  18,775   Lowe's Companies, Inc...................       864,964
                                                     ------------
                                                        3,780,200
                                                     ------------
           HOSPITAL/NURSING MANAGEMENT (0.5%)
   2,765   Beverly Enterprises, Inc.*..............        19,410
   2,108   Community Health System*................        49,517
  13,121   HCA Inc.................................       557,642
   5,982   Health Management Associates, Inc.
            (Class A)*.............................       116,230
   1,006   LifePoint Hospitals, Inc.*..............        35,099
   2,511   Manor Care, Inc.*.......................        49,969
   1,325   Orthodontic Centers of America, Inc.*...        34,251
     831   Province Healthcare Co.*................        28,852
     629   Res-Care, Inc.*.........................         5,944
   1,178   Select Medical Corp.*...................        15,656
     566   Sunrise Assisted Living, Inc.*..........        14,744
   7,914   Tenet Healthcare Corp.*.................       504,834
   1,724   Triad Hospitals, Inc.*..................        54,651
   1,464   Universal Health Services, Inc. (Class
            B)*....................................        61,268
   2,469   US Oncology, Inc.*......................        21,110
                                                     ------------
                                                        1,569,177
                                                     ------------
           HOTELS/RESORTS/ CRUISELINES (0.4%)
   1,037   Boca Resorts, Inc. (Class A)*...........        13,325
  14,273   Carnival Corp...........................       385,942
   1,289   Choice Hotels International, Inc.*......        27,971
     446   Crestline Capital Corp.*................        13,826
   2,560   Extended Stay America, Inc.*............        41,344
   9,003   Hilton Hotels Corp......................       108,036
     779   Marcus Corp. (The)......................        12,152

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   5,951   Marriott International, Inc. (Class
            A).....................................  $    242,682
   1,157   Prime Hospitality Corp.*................        12,553
   1,090   ResortQuest International, Inc.*........         7,357
   4,963   Royal Caribbean Cruises Ltd.............        89,632
   4,851   Starwood Hotels & Resorts Worldwide,
            Inc....................................       166,147
     991   Trendwest Resorts, Inc.*................        23,680
     751   Vail Resorts, Inc.*.....................        12,467
                                                     ------------
                                                        1,157,114
                                                     ------------
           HOUSEHOLD/PERSONAL CARE (1.8%)
   1,382   Alberto-Culver Co. (Class B)............        64,415
   5,791   Avon Products, Inc......................       284,917
     980   Church & Dwight Co., Inc................        28,841
   5,773   Clorox Co...............................       235,423
  13,695   Colgate-Palmolive Co....................       782,669
     693   Del Laboratories, Inc.*.................        11,261
   2,545   Dial Corp. (The)........................        40,974
   3,043   Estee Lauder Companies, Inc. (The)
            (Class A)..............................        98,289
  25,740   Gillette Co.............................       857,142
   2,339   International Flavors & Fragrances,
            Inc....................................        70,381
  12,991   Kimberly-Clark Corp.....................       783,357
     865   Nu Skin Enterprises, Inc. (Class A).....         6,444
   1,595   Playtex Products, Inc.*.................        16,030
  31,614   Procter & Gamble Co. (The)..............     2,582,232
     519   Revlon Inc. (Class A)*..................         2,720
                                                     ------------
                                                        5,865,095
                                                     ------------
           INDUSTRIAL CONGLOMERATES (3.8%)
 242,653   General Electric Co.**..................     9,014,559
  19,754   Honeywell International, Inc............       663,932
   4,110   Ingersoll Rand Co. (Class A)............       181,785
   2,146   ITT Industries, Inc.....................       113,931
   9,664   Minnesota Mining & Manufacturing Co.....     1,070,771
     968   SPX Corp.*..............................       110,507

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   3,442   Textron, Inc............................  $    157,747
  11,490   United Technologies Corp................       789,708
                                                     ------------
                                                       12,102,940
                                                     ------------
           INDUSTRIAL MACHINERY (0.3%)
     204   Actuant Corp. (Class A).................         6,273
     235   CIRCOR International, Inc...............         4,195
   1,021   Flowserve Corp.*........................        25,311
     828   Graco Inc...............................        31,837
     777   IDEX Corp...............................        26,418
   7,419   Illinois Tool Works Inc.................       529,568
     794   Kennametal, Inc.........................        30,196
   1,077   Lincoln Electric Holdings, Inc..........        27,420
   1,600   McDermott International, Inc.*..........        19,792
     871   Milacron Inc............................        12,673
     862   Nordson Corp............................        22,800
   2,852   Parker-Hannifin Corp....................       139,862
     456   Regal-Beloit Corp.......................         9,959
     301   Robbins & Myers, Inc....................         7,043
     794   Roper Industries, Inc...................        39,692
     503   Tecumseh Products Co. (Class A).........        24,370
     261   Tennant Co..............................         9,224
   1,338   Wabtec Corp.............................        18,397
   1,184   Walter Industries, Inc..................        12,610
     684   Watts Industries, Inc...................        10,021
     296   Woodward Governor Co....................        16,141
                                                     ------------
                                                        1,023,802
                                                     ------------
           INDUSTRIAL SPECIALTIES (0.3%)
     792   BMC Industries, Inc.....................         2,059
     619   Brady (W.H.) Co. (Class A)..............        22,779
     939   Buckeye Technologies Inc.*..............        11,597
     644   Cabot Microelectronics Corp.*...........        42,684
     469   CUNO, Inc.*.............................        16,748
   1,237   Donaldson Co., Inc......................        45,781
   3,114   Ecolab, Inc.............................       133,248
     925   Ferro Corp..............................        23,587
     609   Foamex International Inc.*..............         5,061
     700   Fuller (H.B.) Co........................        18,956

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     452   Ionics, Inc.*...........................  $     15,232
     410   Lydall, Inc.*...........................         4,633
     811   MacDermid, Inc..........................        14,574
     700   Material Sciences Corp.*................         7,210
   1,150   Millipore Corp..........................        61,755
     450   Mine Safety Appliances Co...............        17,280
     534   Minerals Technologies, Inc..............        25,103
   1,022   Omnova Solutions, Inc...................         7,409
   4,110   PPG Industries, Inc.....................       199,705
     556   Research Frontiers Inc.*................        10,181
     412   Rogers Corp.*...........................        12,401
   2,725   RPM, Inc................................        40,221
   3,824   Sherwin-Williams Co.....................       106,001
     651   Spartech Corp...........................        13,931
     799   Symyx Technologies, Inc.*...............        17,898
   1,188   UCAR International, Inc.*...............        13,436
   1,271   Valspar Corp. (The).....................        53,268
     399   WD-40 Co................................        11,200
   1,363   Zoltek Companies, Inc.*.................         2,767
                                                     ------------
                                                          956,705
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES (0.6%)
   1,067   Aether Systems, Inc*....................         7,576
   1,117   American Management Systems, Inc.*......        22,161
     859   Analysts International Corp.*...........         3,479
     890   CACI International Inc. (Class A)*......        32,306
   1,492   CIBER, Inc.*............................        17,233
   4,508   Citrix Systems, Inc.*...................        77,763
     164   Cognizant Technology Solutions Corp.*...         6,020
     809   Computer Horizons Corp.*................         2,710
   4,116   Computer Sciences Corp.*................       183,162
     991   Convansys Corp.*........................         7,968
   1,140   Datatec Systems, Inc.*..................         1,072
     994   Documentum, Inc.*.......................        20,109
  11,421   Electronic Data Systems Corp............       715,069
   2,284   Henry (Jack) & Associates, Inc..........        49,746
   1,273   iGATE Capital Corp.*....................         5,130

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     901   Indus International, Inc.*..............  $      5,586
   7,986   Infonet Services Corp. (Class B)*.......        17,250
   2,982   J.D. Edwards & Co.*.....................        46,340
     864   JDA Software Group, Inc.*...............        24,227
   1,879   Keane, Inc.*............................        34,386
     695   Manhattan Associates, Inc.*.............        18,529
     500   McAfee.com Corp.*.......................        11,060
     392   MICROS Systems, Inc.*...................        12,066
   1,351   National Instruments Corp.*.............        52,203
     614   NetScout Systems, Inc.*.................         5,637
     359   Netsolve, Inc.*.........................         2,872
   7,176   PeopleSoft, Inc.*.......................       233,148
   2,521   Perot Systems Corp. (Class A)*..........        44,117
   2,204   QAD, Inc.*..............................         7,053
     894   Rainmaker Systems, Inc.*................           384
   1,918   Reynolds & Reynolds Co. (Class A).......        51,211
   1,591   RSA Security, Inc.*.....................        17,835
   3,162   Sapient Corp.*..........................        17,391
     702   StorageNetworks, Inc.*..................         3,608
   1,106   SVI Solutions Inc.*.....................           940
   1,110   Sykes Enterprises, Inc.*................         9,180
   1,003   Syntel, Inc.*...........................        14,784
     813   Systems & Computer Technology Corp.*....         7,675
   7,730   Unisys Corp.*...........................        96,625
   1,992   Wind River Systems, Inc.*...............        35,896
     663   Zamba Corp.*............................           292
                                                     ------------
                                                        1,921,799
                                                     ------------
           INSURANCE BROKERS/ SERVICES (0.4%)
   6,392   AON Corp................................       212,854
   1,552   Brown & Brown, Inc......................        53,932
     796   CCC Information Services Group, Inc.*...         6,169
   1,516   ChoicePoint Inc.*.......................        79,742
   2,111   Copart, Inc.*...........................        47,697
     284   CorVel Corp.*...........................         9,088
   1,189   Crawford & Co. (Class B)................        14,090
   1,969   Gallagher (Arthur J.) & Co..............        64,977

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     764   Hilb, Rogal & Hamilton Co...............  $     28,077
   6,725   Marsh & McLennan Companies, Inc.........       684,941
                                                     ------------
                                                        1,201,567
                                                     ------------
           INTEGRATED OIL (3.2%)
   2,176   Amerada Hess Corp.......................       133,519
  26,612   ChevronTexaco Corp......................     2,230,086
  15,249   Conoco Inc..............................       429,412
 168,419   Exxon Mobil Corp........................     6,576,762
   1,100   Murphy Oil Corp.........................        86,900
   9,257   Phillips Petroleum Co...................       541,257
   1,344   Pure Resources, Inc.*...................        27,485
                                                     ------------
                                                       10,025,421
                                                     ------------
           INTERNET RETAIL (0.1%)
     684   1-800-FLOWERS.COM, Inc.*................         8,926
   8,854   Amazon.com, Inc.*.......................       125,638
   2,585   Ashford.com, Inc.*......................           595
   2,691   Barnesandnoble.com. Inc.*...............         6,566
                                                     ------------
                                                          141,725
                                                     ------------
           INTERNET SOFTWARE/ SERVICES (0.6%)
   1,251   Agile Software Co.*.....................        18,252
   2,846   Akamai Technologies, Inc.*..............        13,120
     594   Alloy, Inc.*............................        12,771
   1,754   America Online Latin America, Inc.*.....         5,052
   3,183   Applied Digital Solutions, Inc.*........         1,178
     771   AppliedTheory Corp.*....................           123
     347   Apropos Technology, Inc.*...............           784
   6,762   Ariba, Inc.*............................        32,796
   1,845   Art Technology Group, Inc.*.............         6,937
   9,622   BEA Systems, Inc.*......................       174,447
   1,882   Blue Martini Software, Inc.*............         4,140
   1,628   Borland Software Corp.*.................        27,676
     553   Braun Consulting, Inc.*.................         1,676
   7,292   BroadVision, Inc.*......................        16,553
     603   Centra Software, Inc.*..................         4,360
     999   Click Commerce, Inc.*...................         1,948
   8,707   CMGI Inc.*..............................        14,454
   3,567   CNET Networks, Inc.*....................        21,580

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   5,241   Commerce One, Inc.*.....................  $     11,845
     605   CyberSource Corp.*......................         1,301
     256   Dice Inc.*..............................           643
     633   Digex, Inc.*............................         1,355
     764   Digital Insight Corp.*..................        17,908
   1,491   Digitas Inc.*...........................         6,724
   5,933   Divine Inc. (Class A)*..................         4,331
   3,294   Earthlink, Inc.*........................        31,392
     104   Easylink Services Corp. - ADR*..........           396
   1,157   Edgewater Technology, Inc.*.............         4,744
     669   Elcom International, Inc.*..............           890
     108   eLoyalty Corporation*...................           605
     707   Embarcadero Technologies, Inc.*.........        12,097
     852   eSoft, Inc.*............................           349
   1,272   eXcelon Corp.*..........................         1,552
   1,174   EXE Technologies, Inc.*.................         2,383
     573   F5 Networks, Inc.*......................        13,397
     819   FirePond, Inc.*.........................         1,122
     696   Frontline Capital Group*................            76
   4,747   Genuity Inc.*...........................         5,459
     296   Inforte Corp.*..........................         2,960
   8,497   InfoSpace, Inc.*........................        17,589
   3,346   Inktomi Corp.*..........................        19,976
   1,243   Interliant, Inc.*.......................           423
   4,035   Internap Network Services Corp.*........         4,479
   1,125   Internet Security Systems, Inc.*........        46,035
   2,706   Interwoven, Inc.*.......................        19,375
   1,007   ITXC Corp.*.............................         6,354
     190   J2 Global Communications, Inc...........           874
     775   Jupiter Media Metrix, Inc.*.............         1,000
     382   Kana Software, Inc.*....................         6,971
     719   Keynote Systems, Inc.*..................         7,255
   4,111   KPMG Consulting, Inc.*..................        68,243
     949   Lante Corp.*............................         1,215
   2,713   Liberate Technologies, Inc.*............        22,572
     342   Lionbridge Technologies, Inc.*..........         1,111

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     407   Liquid Audio, Inc.*.....................  $        993
   1,175   MatrixOne, Inc.*........................        17,308
   1,130   MicroStrategy Inc.*.....................         4,622
   1,340   National Information Consortium,
            Inc.*..................................         5,494
     588   Net Perceptions, Inc.*..................         1,076
     791   Netegrity, Inc.*........................        12,379
   1,435   NetManage, Inc.*........................         1,650
   4,126   Openwave Systems Inc.*..................        26,695
   1,383   Overture Services, Inc.*................        50,590
     728   Packeteer, Inc.*........................         5,067
   4,343   Portal Software, Inc.*..................         9,555
     925   Progress Software Corp.*................        15,771
     339   QRS Corp.*..............................         4,566
   1,302   Rare Medium Group, Inc.*................           534
   4,170   RealNetworks, Inc.*.....................        27,147
   1,293   Retek, Inc.*............................        31,226
   1,533   S1 Corp.*...............................        24,237
   1,171   Saba Software, Corp.*...................         5,035
     720   Secure Computing Corp.*.................        13,356
   1,784   SeeBeyond Technology Corp.*.............        19,713
     981   Selectica Inc.*.........................         3,679
  11,061   Siebel Systems, Inc.*...................       391,449
     479   SilverStream Software, Inc.*............         2,486
     413   Softnet Systems, Inc.*..................           776
   1,663   SonicWALL, Inc.*........................        32,462
     572   Stellent, Inc.*.........................        13,677
     898   Support.com, Inc.*......................         6,106
     874   TenFold Corp.*..........................           463
     706   Tumbleweed Communications Corp.*........         3,459
     990   Vastera, Inc.*..........................        15,008
   5,760   VeriSign, Inc.*.........................       177,754
   2,143   VerticalNet, Inc.*......................         2,786
   1,072   Viewpoint Corp.*........................         7,182
   6,323   Vignette Corp.*.........................        23,522
   3,424   Vitria Technology, Inc.*................        22,359
     660   WatchGuard Technologies, Inc.*..........         4,059
     986   WebEx Communications, Inc.*.............        24,640

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,269   webMethods, Inc.*.......................  $     29,948
  13,838   Yahoo! Inc.*............................       238,567
     386   ZixIt Corp.*............................         1,930
                                                     ------------
                                                        1,982,174
                                                     ------------
           INVESTMENT BANKS/ BROKERS (1.4%)
   4,509   AmeriTrade Holding Corp. (Class A)*.....        27,370
   2,564   Bear Stearns Companies, Inc. (The)......       149,097
   8,637   E*TRADE Group, Inc.*....................        77,474
   1,961   Edwards (A.G.), Inc.....................        83,362
     208   eSPEED, Inc (Class A)*..................         1,835
     666   First Albany Companies Inc..............         4,003
   4,812   Goldman Sachs Group, Inc. (The).........       418,548
     837   Instinet Group, Inc.*...................         7,165
   1,248   Investment Technology Group, Inc.*......        54,662
     663   Jefferies Group, Inc....................        28,177
   3,285   Knight Trading Group, Inc.*.............        33,211
   1,506   LaBranche & Co., Inc.*..................        46,490
   1,592   Legg Mason, Inc.........................        83,357
   6,017   Lehman Brothers Holdings, Inc...........       389,721
  20,488   Merrill Lynch & Co., Inc................     1,044,478
  27,163   Morgan Stanley Dean Witter & Co. (See
            Note 4)................................     1,493,965
   1,274   Raymond James Financial, Inc............        42,704
  33,833   Schwab (Charles) Corp. (The)............       486,180
   2,159   Siebert Financial Corp.*................         9,543
     459   SWS Group, Inc..........................         9,272
                                                     ------------
                                                        4,490,614
                                                     ------------
           INVESTMENT MANAGERS (0.3%)
     303   Acacia Research Corp.*..................         3,197
     602   Affiliated Managers Group, Inc.*........        41,406
   1,809   Alliance Capital Management Holding
            L.P....................................        76,702
   1,693   Eaton Vance Corp........................        66,535

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,864   Federated Investors, Inc. (Class B).....  $     91,619
   6,457   Franklin Resources, Inc.................       241,815
   1,134   John Nuveen Co. (The) (Class A).........        60,102
   1,793   Neuberger Berman Inc....................        77,278
   3,003   Price (T.) Rowe Group, Inc..............       112,853
   5,353   Stilwell Financial, Inc.................       136,234
   1,945   Waddell & Reed Financial, Inc. (Class
            A).....................................        63,563
                                                     ------------
                                                          971,304
                                                     ------------
           INVESTMENT TRUSTS/MUTUAL FUNDS (0.0%)
     895   BP Prudhoe Bay Royalty Trust............        10,901
   1,046   Hugoton Royalty Trust...................        10,355
                                                     ------------
                                                           21,256
                                                     ------------
           LIFE/HEALTH INSURANCE (0.6%)
  12,835   AFLAC, Inc..............................       335,250
     646   American National Insurance Co..........        53,812
     785   AmerUs Group Co.........................        28,181
     549   Delphi Financial Group, Inc. (Class
            A).....................................        18,666
     675   FBL Financial Group, Inc. (Class A).....        12,265
   1,154   Great American Financial Resources,
            Inc....................................        21,464
   3,713   Jefferson-Pilot Corp....................       177,853
     249   Kansas City Life Insurance Co...........         9,372
   4,584   Lincoln National Corp...................       236,076
  18,301   MetLife, Inc............................       555,984
      85   National Western Life Insurance Co.
            (Class A)*.............................         8,942
   2,497   Phoenix Companies, Inc.*................        43,023
     766   Presidential Life Corp..................        16,140
   1,793   Protective Life Corp....................        51,638
   1,306   Reinsurance Group of America, Inc.......        37,378
     873   StanCorp Financial Group, Inc...........        44,392

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,342   The MONY Group Inc......................  $     48,017
   3,062   Torchmark Corp..........................       116,325
   1,024   UICI*...................................        13,210
   5,892   UnumProvident Corp......................       166,744
                                                     ------------
                                                        1,994,732
                                                     ------------
           MAJOR BANKS (3.6%)
  39,126   Bank of America Corp....................     2,466,112
  17,954   Bank of New York Co., Inc...............       735,755
  28,445   Bank One Corp...........................     1,066,687
  10,698   BB&T Corp...............................       376,998
   4,356   Comerica, Inc...........................       245,199
  26,437   FleetBoston Financial Corp..............       888,812
   6,481   Huntington Bancshares, Inc..............       113,482
  10,362   KeyCorp.................................       255,009
  11,648   Mellon Financial Corp...................       447,283
  14,664   National City Corp......................       412,352
   7,054   PNC Financial Services Group, Inc.......       407,368
   3,324   Popular, Inc............................        93,704
   8,298   SouthTrust Corp.........................       204,463
   7,127   SunTrust Banks, Inc.....................       439,023
   3,849   UnionBanCal Corp........................       137,409
  36,370   Wachovia Corp...........................     1,209,302
  41,891   Wells Fargo & Co........................     1,943,323
                                                     ------------
                                                       11,442,281
                                                     ------------
           MAJOR TELECOMMUNICATIONS (3.5%)
     712   Alaska Communications Systems Holdings,
            Inc.*..................................         5,696
   7,642   ALLTEL Corp.............................       423,978
  85,533   AT&T Corp...............................     1,513,934
  45,747   BellSouth Corp..........................     1,829,880
   5,323   BroadWing Inc.*.........................        42,531
     463   NTelos Inc.*............................         4,528
   7,179   NTL Inc.*...............................         2,800
     893   Pac-West Telecomm, Inc.*................           491
     928   Primus Telecommunications Group,
            Inc.*..................................           566
   2,360   RCN Corp.*..............................         4,602
  82,210   SBC Communications, Inc.................     3,078,764
  21,634   Sprint Corp. (FON Group)................       382,922

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  66,019   Verizon Communications Inc..............  $  3,059,981
   3,099   Worldcom Inc.- MCI Group................        38,397
  71,303   WorldCom, Inc.- WorldCom Group*.........       716,595
                                                     ------------
                                                       11,105,665
                                                     ------------
           MANAGED HEALTH CARE (0.6%)
   3,477   Aetna Inc...............................       119,539
     658   AmeriPath, Inc.*........................        19,727
   2,492   Anthem, Inc.*...........................       132,574
   5,650   Caremark Rx, Inc.*......................        93,225
   3,655   CIGNA Corp..............................       336,260
   1,693   Coventry Health Care, Inc.*.............        38,008
   2,383   First Health Group Corp.*...............        60,528
   3,002   Health Net Inc.*........................        66,885
   4,508   Humana, Inc.*...........................        56,125
   1,285   Magellan Health Services, Inc.*.........         8,095
   1,291   Mid Atlantic Medical Services, Inc.*....        32,340
   2,407   Oxford Health Plans, Inc.*..............        89,011
     880   PacifiCare Health Systems, Inc.*........        16,544
     510   Rightchoice Managed Care, Inc.*.........        37,959
     831   Sierra Health Services, Inc.*...........         8,717
     888   Trigon Healthcare, Inc.*................        65,295
   7,742   UnitedHealth Group Inc.*................       575,618
   1,546   Wellpoint Health Networks, Inc.*........       196,172
                                                     ------------
                                                        1,952,622
                                                     ------------
           MARINE SHIPPING (0.0%)
   1,130   Alexander & Baldwin, Inc................        28,905
     629   Kirby Corp.*............................        17,235
     894   Overseas Shipholding Group, Inc.........        18,193
                                                     ------------
                                                           64,333
                                                     ------------
           MEDIA CONGLOMERATES (1.8%)
 108,148   AOL Time Warner Inc.*...................     2,845,374

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  51,014   Disney (Walt) Co. (The)*................  $  1,074,355
  43,453   Viacom, Inc. (Class B)*.................     1,737,685
                                                     ------------
                                                        5,657,414
                                                     ------------
           MEDICAL DISTRIBUTORS (0.5%)
   2,510   AmerisourceBergen Corp..................       162,472
   1,712   Andrx Group*............................       100,563
  10,883   Cardinal Health, Inc....................       717,299
   1,114   Henry Schein, Inc.*.....................        51,121
   6,952   McKesson HBOC, Inc......................       267,652
     145   Neoforma Corp.*.........................         3,280
     885   Owens & Minor, Inc......................        17,213
   1,648   Patterson Dental Co.*...................        66,233
     354   PolyMedica Corp.*.......................         7,048
   1,198   Priority Healthcare Corp. (Class B)*....        35,209
   1,692   PSS World Medical, Inc.*................        17,022
     655   Syncor International Corp.*.............        17,226
                                                     ------------
                                                        1,462,338
                                                     ------------
           MEDICAL SPECIALTIES (1.7%)
     402   ABIOMED, Inc.*..........................         5,970
     339   Analogic Corp...........................        14,692
   2,578   Apogent Technologies Inc.*..............        64,656
   5,154   Applera Corp. - Applied Biosystems
            Group..................................       115,089
     646   Aradigm Corp.*..........................         3,262
     871   ArQule, Inc.*...........................        11,532
     604   Arrow International, Inc................        24,390
     572   ArthroCare Corp.*.......................         7,985
     413   Aspect Medical Systems, Inc.*...........         4,510
     414   ATS Medical, Inc.*......................         1,076
   1,237   Bard (C.R.), Inc........................        60,675
   1,431   Bausch & Lomb, Inc......................        54,020
  14,459   Baxter International, Inc...............       807,246
   1,471   Beckman Coulter, Inc....................        68,490
   6,288   Becton, Dickinson & Co..................       227,751
     351   Bio-Rad Laboratories, Inc. (Class A)*...        20,070
   6,552   Biomet, Inc.*...........................       211,564
     375   Biosite Diagnostics Inc.*...............         5,209
   9,798   Boston Scientific Corp.*................       220,161

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,334   BriteSmile, Inc.*.......................  $      5,736
     383   Cerus Corp.*............................        19,184
     737   ChromaVision Medical Systems, Inc.*.....         3,230
     310   Closure Medical Corp.*..................         7,266
     543   CONMED Corp.*...........................        11,131
     381   Cooper Companies, Inc. (The)............        17,850
     507   Cryolife, Inc.*.........................        14,140
     557   Cyberonics Inc.*........................         7,876
     831   Cygnus, Inc.*...........................         4,321
   2,821   Cytyc Corp.*............................        64,065
     387   Datascope Corp..........................        12,341
   1,263   DENTSPLY International, Inc.............        62,455
     728   Diagnostic Products Corp................        28,559
   1,672   Diametrics Medical, Inc.*...............         9,581
     400   Digene Corp.*...........................         9,856
   1,561   Edwards Lifesciences Corp.*.............        42,038
   7,494   Guidant Corp.*..........................       360,087
     703   Haemonetics Corp.*......................        20,183
   1,525   Hillenbrand Industries, Inc.............        87,367
     364   I-STAT Corp.*...........................         2,366
     396   IGEN International, Inc.*...............        14,929
     535   INAMED Corp.*...........................        17,125
   1,347   Inhale Therapeutic Systems, Inc.*.......        18,238
     822   Invacare Corp...........................        27,825
     768   KV Pharmaceutical Co. (Class A)*........        19,085
   2,164   LaserSight, Inc.*.......................         1,169
  29,502   Medtronic, Inc..........................     1,453,564
     615   Mentor Corp.............................        20,135
     443   Molecular Devices Corp.*................         9,033
     537   Novoste Corp.*..........................         4,457
     610   Ocular Sciences, Inc.*..................        15,823
     645   Osteotech, Inc.*........................         5,547
   2,997   Pall Corp...............................        69,111
   4,250   Peregrine Pharmaceuticals, Inc.*........        11,687
     821   ResMed, Inc.*...........................        35,303
     802   Respironics, Inc.*......................        23,322
     349   SonoSite, Inc.*.........................         8,076
   2,092   St. Jude Medical, Inc.*.................       165,896

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     703   Staar Surgical Co.*.....................  $      3,234
   1,841   STERIS Corp.*...........................        33,874
   4,787   Stryker Corp............................       281,188
     438   SurModics, Inc.*........................        16,513
     987   Sybron Dental Specialties, Inc.*........        19,227
   1,428   Thoratec Corp.*.........................        25,433
   1,622   Varian Medical Systems, Inc.*...........        63,907
     621   Ventana Medical Systems, Inc.*..........        14,823
   1,623   VISX, Inc.*.............................        23,598
     494   Vital Signs, Inc........................        16,771
     268   West Pharmaceutical Services, Inc.......         6,901
   4,744   Zimmer Holdings, Inc.*..................       154,322
     229   Zoll Medical Corp.*.....................         8,260
                                                     ------------
                                                        5,306,356
                                                     ------------
           MEDICAL/NURSING SERVICES (0.1%)
   1,428   Apria Healthcare Group, Inc.*...........        34,986
   2,229   DaVita, Inc.*...........................        54,388
   1,776   Hooper Holmes, Inc......................        15,060
       8   Kindred Healthcare Group, Inc.*.........           318
   2,051   Laser Vision Centers, Inc.*.............         4,615
   4,956   LCA-Vision, Inc.*.......................         4,708
   2,617   Lincare Holdings, Inc.*.................        69,560
     400   Matria Healthcare, Inc.*................         9,700
     684   Pediatrix Medical Group, Inc.*..........        22,846
     444   Rehabcare Group, Inc.*..................        10,221
   1,256   Renal Care Group, Inc.*.................        38,848
                                                     ------------
                                                          265,250
                                                     ------------
           METAL FABRICATIONS (0.1%)
     332   Commercial Metals Co....................        12,078
     855   General Cable Corp......................        11,542
     463   Gibraltar Steel Corp....................         7,755
   1,013   Harsco Corp.............................        35,668
     947   Hexcel Corp.*...........................         2,339
     817   Kaydon Corp.............................        20,752

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     884   Maverick Tube Corp.*....................  $     10,166
   2,954   Metals USA, Inc.*.......................           266
     917   Mueller Industries, Inc.*...............        30,252
     324   Penn Engineering & Manufacturing
            Corp...................................         4,935
   1,351   Precision Castparts Corp................        37,909
     346   SPS Technologies, Inc.*.................        12,048
   1,623   Timken Co. (The)........................        26,942
     588   Wolverine Tube, Inc.*...................         6,586
                                                     ------------
                                                          219,238
                                                     ------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.3%)
     285   4Kids Entertainment, Inc.*..............         5,384
     616   ABM Industries Inc......................        18,788
     348   AHL Services, Inc.......................           863
   1,055   AnswerThink, Inc.*......................         7,628
     283   Bright Horizons Family Solutions,
            Inc.*..................................         7,924
     578   Carreker Corp.*.........................         3,034
   2,178   Century Business Services, Inc.*........         6,316
     345   Charles River Associates Inc.*..........         6,900
     799   click2learn.com, Inc.*..................         2,245
   4,171   Convergys Corp.*........................       132,179
     908   Corporate Executive Board Co.*..........        29,229
     383   Costar Group, Inc.*.....................         8,905
     543   DiamondCluster International, Inc.
            (Class A)*.............................         6,310
     911   DigitalThink, Inc.*.....................         6,459
     646   Exchange Applications, Inc.*............           213
   2,397   Exult Inc.*.............................        23,203
     431   F.Y.I., Inc.*...........................        12,133
     579   Fair, Isaac & Co., Inc..................        33,067
     559   Forrester Research, Inc.*...............         9,525
     976   Freemarkets, Inc.*......................        22,448
     466   G & K Services, Inc. (Class A)..........        16,496
   2,319   Gartner Group, Inc. (Class B)*..........        25,416
     654   Global Imaging Systems, Inc.*...........        12,132

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   3,698   IKON Office Solutions, Inc..............  $     51,291
     266   Insurance Auto Auctions, Inc.*..........         4,240
     615   InterCept Group, Inc. (The)*............        26,574
      86   Internet Pictures Corp.*................           224
   2,041   Iron Mountain Inc.*.....................        65,414
     570   Learning Tree International, Inc.*......        14,307
     649   Management Network Group, Inc. (The)*...         4,316
     127   Marketing Services Corp.*...............           177
     560   MAXIMUS, Inc.*..........................        19,796
     376   MemberWorks Inc.*.......................         6,332
     627   Metro One Telecommunications, Inc.*.....        15,330
     859   Navigant Consulting, Inc.*..............         4,724
     381   Navigant International, Inc.*...........         5,003
   1,213   Pegasystems Inc.*.......................         6,794
   1,413   Pittston Brink's Group..................        31,651
   1,228   PRG-Schultz International*..............        12,133
     645   ProBusiness Services, Inc.*.............        11,513
     620   ProQuest Co.*...........................        23,560
     606   PROVANT, Inc.*..........................           400
   3,243   Sabre Holdings Corp.*...................       144,897
   2,507   Sitel Corp.*............................         4,513
     637   Source Information Management Co.
            (The)*.................................         3,376
     934   Staff Leasing, Inc......................         2,428
     347   StarTek, Inc.*..........................         6,281
     988   Sylvan Learning Systems, Inc.*..........        24,236
   1,960   TeleTech Holdings, Inc.*................        30,400
   2,301   Viad Corp...............................        56,697
     388   Wackenhut Corp. (The) (Class A)*........        11,427
     687   Wackenhut Corrections Corp.*............        11,439
   1,153   Wireless Facilities, Inc.*..............         6,814
                                                     ------------
                                                        1,003,084
                                                     ------------
           MISCELLANEOUS MANUFACTURING (0.2%)
     874   Ametek, Inc.............................        26,386

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     790   Carlisle Co., Inc.......................  $     28,250
   1,619   Crane Co................................        38,241
   3,479   Danaher Corp............................       221,751
     603   Dionex Corp.*...........................        15,497
   4,962   Dover Corp..............................       189,499
   1,208   Federal Signal Corp.....................        28,521
   1,305   Pentair, Inc............................        46,066
   1,567   PubliCARD, Inc.*........................           219
     609   Smith (A.O.) Corp.......................        15,085
     312   Standex International Corp..............         6,858
   1,024   Teleflex, Inc...........................        46,397
   1,020   Tredegar Corp...........................        18,146
   2,142   U.S. Industries, Inc....................         4,819
     581   Valmont Industries, Inc.................         8,424
     842   Varian, Inc.*...........................        29,638
                                                     ------------
                                                          723,797
                                                     ------------
           MOTOR VEHICLES (0.6%)
  44,659   Ford Motor Co...........................       683,283
  13,391   General Motors Corp.....................       684,816
   7,382   Harley-Davidson, Inc....................       420,774
                                                     ------------
                                                        1,788,873
                                                     ------------
           MOVIES/ ENTERTAINMENT (0.2%)
     606   AMC Entertainment, Inc.*................         6,781
   1,362   Cedar Fair, L.P.........................        33,083
     392   Championship Auto Racing Teams, Inc.*...         6,405
     909   Crown Media Holdings, Inc. (Class A)*...        11,917
   7,224   Fox Entertainment Group, Inc. (Class
            A)*....................................       152,065
     895   Gaylord Entertainment Co.*..............        22,599
   1,372   International Speedway Corp. (Class
            A)*....................................        55,909
     799   Liberty Digital, Inc. (Class A)*........         2,549
   5,633   Metro-Goldwyn-Mayer Inc.*...............       110,407
     539   On Command Corp.*.......................         4,140
   1,275   Pixar, Inc.*............................        41,412
   2,403   Six Flags, Inc.*........................        36,141
   1,092   Speedway Motorsports, Inc.*.............        25,345
     898   TiVo Inc.*..............................         5,163

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     232   World Wrestling Federation
            Entertainment, Inc.*...................  $      3,311
                                                     ------------
                                                          517,227
                                                     ------------
           MULTI-LINE INSURANCE (1.8%)
  63,953   American International Group, Inc.......     4,742,115
   5,406   CNA Financial Corp.*....................       154,720
   5,785   Hartford Financial Services Group, Inc.
            (The)..................................       382,909
   1,537   HCC Insurance Holdings, Inc.............        40,193
   1,106   Horace Mann Educators Corp..............        22,131
   5,093   Loews Corp..............................       307,872
     628   Nationwide Financial Services, Inc.
            (Class A)..............................        26,784
   3,118   Safeco Corp.............................        95,380
   1,648   Unitrin, Inc............................        66,250
     432   Zenith National Insurance Corp..........        13,133
                                                     ------------
                                                        5,851,487
                                                     ------------
           OFFICE EQUIPMENT/ SUPPLIES (0.2%)
   2,691   Avery Dennison Corp.....................       160,114
     448   General Binding Corp.*..................         5,936
   1,582   Hon Industries, Inc.....................        44,011
   1,097   Kimball International, Inc. (Class B)...        16,674
   2,051   Miller (Herman), Inc....................        50,947
   6,024   Pitney Bowes, Inc.......................       251,924
     843   Steelcase, Inc. (Class A)...............        13,244
                                                     ------------
                                                          542,850
                                                     ------------
           OIL & GAS PIPELINES (0.3%)
     733   Buckeye Partners, L.P...................        27,883
  12,429   El Paso Corp............................       471,681
   1,194   Enterprise Products Partners L.P........        60,285
     603   Plains All American Pipeline, L.P.......        15,859
     379   TC Pipelines, L.P.......................         9,570
     898   TEPPCO Partners, L.P....................        28,691
     882   Western Gas Resources, Inc..............        26,989

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  12,551   Williams Companies, Inc. (The)..........  $    221,902
                                                     ------------
                                                          862,860
                                                     ------------
           OIL & GAS PRODUCTION (0.7%)
   6,118   Anardarko Petroleum Corp................       300,577
   3,367   Apache Corp.............................       163,266
     671   Berry Petroleum Co. (Class A)...........        10,132
   1,034   Brown (Tom), Inc.*......................        25,488
   5,162   Burlington Resources, Inc...............       176,747
     790   Cabot Oil & Gas Corp. (Class A).........        15,839
   4,173   Chesapeake Energy Corp.*................        24,579
   1,059   Denbury Resources Inc.*.................         7,042
   4,092   Devon Energy Corp.......................       152,287
   2,830   EOG Resources, Inc......................        96,192
     482   Evergreen Resources, Inc.*..............        17,338
   1,266   Forest Oil Corp.*.......................        31,207
     801   Houston Exploration Co. (The)*..........        23,333
   2,439   Kerr-McGee Corp.........................       129,145
     442   McMoRan Exploration Co.*................         2,241
   1,904   Meridian Resource Corp. (The)*..........         6,493
   1,138   Newfield Exploration Co.*...............        36,518
   1,495   Noble Affiliates, Inc...................        48,587
     555   Nuevo Energy Co.*.......................         7,881
   9,043   Occidental Petroleum Corp...............       234,666
   4,156   Ocean Energy, Inc.......................        70,486
     512   Patina Oil & Gas Corp...................        13,327
   2,630   Pioneer Natural Resources Co.*..........        45,815
     452   Plains Resources, Inc.*.................        10,758
   1,428   Pogo Producing Co.......................        36,357
     717   Spinnaker Exploration Co.*..............        26,515
     780   St. Mary Land & Exploration Co..........        16,107
     694   Stone Energy Corp.*.....................        23,915
     646   Swift Energy Co.*.......................        11,466
   2,388   Transmontaigne, Inc.*...................        12,656
     940   Unit Corp.*.............................        11,703
   5,941   Unocal Corp.............................       207,638
   1,679   Vintage Petroleum, Inc..................        19,611

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,616   Westport Resources Corp.................  $     27,860
   3,207   XTO Energy Inc..........................        51,921
                                                     ------------
                                                        2,095,693
                                                     ------------
           OIL REFINING/ MARKETING (0.2%)
   1,703   Ashland, Inc............................        79,632
     671   Frontier Oil Corp.......................        13,655
     696   Getty Realty Corp.......................        13,558
   7,533   Marathon Oil Corp.......................       211,301
   2,044   Pennzoil-Quaker State Co................        28,289
   2,048   Sunoco, Inc.............................        78,971
   1,343   Syntroleum Corp.*.......................         8,259
   1,068   Tesoro Petroleum Corp.*.................        14,696
   1,637   Valero Energy Corp......................        75,204
                                                     ------------
                                                          523,565
                                                     ------------
           OILFIELD SERVICES/ EQUIPMENT (0.6%)
   8,193   Baker Hughes Inc........................       288,394
   4,017   BJ Services Co.*........................       124,527
     859   Cal Dive International, Inc.*...........        19,886
     391   Carbo Ceramics, Inc.....................        13,841
   1,448   Cooper Cameron Corp.*...................        61,583
     435   Dril-Quip, Inc.*........................         9,548
   1,403   FMC Technologies, Inc.*.................        22,238
     895   Friede Goldman Halter, Inc.+*...........           152
   2,468   Global Industries Ltd.*.................        20,781
   2,913   Grant Prideco, Inc.*....................        27,528
  10,473   Halliburton Co..........................       144,004
   1,650   Hanover Compressor Co.*.................        25,740
   1,337   Input/Output, Inc.*.....................        11,565
   2,574   Key Energy Group, Inc.*.................        22,214
   2,185   National-Oilwell, Inc.*.................        41,624
     545   Oceaneering International, Inc.*........        11,826
     934   Offshore Logistics, Inc.*...............        15,523
   1,262   Oil States International Inc.*..........         9,465
   1,319   RPC, Inc................................        18,598
  13,993   Schlumberger Ltd........................       789,065
     524   SEACOR Holdings, Inc.*..................        22,532
     934   Seitel, Inc.*...........................        12,049
   1,327   Smith International, Inc.*..............        73,051

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,850   Superior Energy Services, Inc.*.........  $     17,020
   1,583   Tidewater, Inc..........................        54,218
   1,122   Trico Marine Service, Inc.*.............         7,069
   2,537   Varco International, Inc.*..............        36,786
     832   Veritas DGC Inc.*.......................        13,553
     589   W-H Energy Services Inc.*...............        10,549
   2,775   Weatherford International, Inc.*........       106,810
                                                     ------------
                                                        2,031,739
                                                     ------------
           OTHER CONSUMER SERVICES (0.6%)
     825   ACE Cash Express, Inc.*.................         8,044
   2,844   Apollo Group, Inc. (Class A)*...........       132,673
     763   Autobytel.com, Inc.*....................         2,266
     755   Bally Total Fitness Holding Corp.*......        14,647
   4,461   Block (H.&R.), Inc......................       206,366
   1,108   Career Education Corp.*.................        36,564
  23,833   Cendant Corp.*..........................       416,601
     966   Central Parking Corp....................        19,146
     313   Chemed Corp.............................        11,941
     465   Coinstar, Inc.*.........................        13,966
     564   Corinthian Colleges, Inc.*..............        24,748
   1,702   DeVry, Inc.*............................        51,928
   6,670   eBay, Inc.*.............................       393,663
   1,277   Edison Schools Inc.*....................        21,262
     798   Education Management Corp.*.............        29,326
   1,273   Expedia, Inc. (Class A)*................        71,670
     639   HealthExtras, Inc.*.....................         4,026
   2,811   Homestore.com, Inc.*....................         4,160
     460   Hotel Reservations Network, Inc. (Class
            A)*....................................        25,746
     620   ITT Educational Services, Inc.*.........        25,848
     569   Pre-Paid Legal Services, Inc.*..........        11,903
   5,271   Priceline.com Inc.*.....................        33,207
   3,069   Protection One, Inc.*...................         6,660
     935   Renaissance Learning, Inc.*.............        33,333
     820   Rollins, Inc............................        16,449
   7,430   Service Corp. International*............        37,893

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   7,318   ServiceMaster Co........................  $    104,062
   1,582   Sotheby's Holdings, Inc. (Class A)*.....        21,547
   2,710   Stewart Enterprises, Inc. (Class A)*....        16,368
     440   Strayer Education, Inc..................        19,919
   2,454   Ticketmaster (Class B)*.................        62,037
     616   Travelocity.com Inc.*...................        15,844
   2,548   Weight Watchers International, Inc.*....        98,735
                                                     ------------
                                                        1,992,548
                                                     ------------
           OTHER CONSUMER SPECIALTIES (0.1%)
   1,547   Boyds Collection, Ltd. (The)*...........        10,442
   3,731   Fortune Brands, Inc.....................       151,964
     765   Fossil, Inc.*...........................        17,916
     690   Matthews International Corp. (Class
            A).....................................        17,140
     301   Movado Group, Inc.......................         5,328
     449   Russ Berrie & Co., Inc..................        13,425
                                                     ------------
                                                          216,215
                                                     ------------
           OTHER METALS/ MINERALS (0.0%)
     609   Brush Engineered Materials, Inc.*.......         8,100
   1,921   Phelps Dodge Corp.......................        66,985
     570   Southern Peru Copper Corp. (Peru).......         6,754
   1,044   Titanium Metals Corp.*..................         3,675
   2,162   USEC Inc................................        14,442
                                                     ------------
                                                           99,956
                                                     ------------
           PACKAGED SOFTWARE (4.4%)
   1,514   Actuate Software Corp.*.................         9,992
   5,837   Adobe Systems, Inc......................       196,707
   1,148   Artisoft, Inc.*.........................         3,111
   7,535   Ascential Software Corp.*...............        34,134
   1,379   Aspect Communications Corp.*............         5,654
     799   Aspen Technology, Inc.*.................        15,900
   1,410   Autodesk, Inc...........................        57,810
   1,071   Avant! Corp.*...........................        20,413

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   5,947   BMC Software, Inc.*.....................  $    105,083
     695   Brio Software, Inc.*....................         2,210
     814   BSQUARE Corporation*....................         2,483
   6,070   Cadence Design Systems, Inc.*...........       143,859
  14,067   Computer Associates International,
            Inc....................................       484,749
   8,978   Compuware Corp.*........................       122,101
     342   Concord Communications, Inc.*...........         7,832
     685   Cylink Corp.*...........................         1,315
   1,306   Daleen Technologies, Inc.*..............           300
     727   Datastream Systems, Inc.*...............         5,816
     588   Deltek Systems, Inc.*...................         3,381
   1,865   E.piphany, Inc.*........................        16,319
   1,705   Entrust, Inc.*..........................        11,509
     936   FileNET Corp.*..........................        21,434
     458   Geoworks Corp.*.........................           211
     878   HNC Software, Inc.*.....................        14,355
     873   Hyperion Solutions Corp.*...............        20,210
  10,614   i2 Technologies, Inc.*..................        78,862
   1,239   Inet Technologies, Inc.*................        12,836
   2,056   Informatica Corp.*......................        26,008
     311   Interactive Intelligence, Inc.*.........         2,193
   5,093   Intuit Inc.*............................       199,900
   2,332   Legato Systems, Inc.*...................        32,648
     799   Logility, Inc.*.........................         2,102
   1,561   Macromedia, Inc.*.......................        27,801
   1,294   Macrovision Corp.*......................        39,338
   1,748   Manugistics Group, Inc.*................        30,503
   1,011   MAPICS, Inc.*...........................         7,026
     381   MapInfo Corp.*..........................         4,092
   2,160   Mercury Interactive Corp.*..............        82,296
     920   MetaSolv Inc.*..........................         6,100
   1,928   Micromuse Inc.*.........................        20,996
 131,374   Microsoft Corp.*........................     8,369,838
     534   MRO Software, Inc.*.....................        13,991
     324   netGuru, Inc.*..........................           697
   1,396   NetIQ Corp.*............................        41,880
   3,336   Network Associates, Inc.*...............       100,047
     671   Novadigm, Inc.*.........................         7,012
   9,479   Novell, Inc.*...........................        49,575

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     866   Nuance Communications Inc.*.............  $      6,833
   1,208   ONYX Software Corp.*....................         5,074
 137,024   Oracle Corp.*...........................     2,365,034
     685   OTG Software Inc.*......................         7,877
   6,821   Parametric Technology Corp.*............        46,928
   3,983   Peregine Systems, Inc.*.................        31,824
     859   Phoenix Technologies Ltd.*..............        10,703
   2,264   Quest Software, Inc.*...................        53,951
   5,248   Rational Software Corp.*................       123,223
   4,203   Red Hat, Inc.*..........................        34,128
     448   Roxio Inc.*.............................         7,217
     614   Sanchez Computer Associates, Inc.*......         4,728
   1,029   Serena Software, Inc.*..................        25,993
     526   Sonic Foundry, Inc.*....................         1,620
     821   SpeechWorks International Inc.*.........        10,098
     802   SPSS, Inc.*.............................        15,398
   2,764   Sybase Inc.*............................        50,056
   1,846   Symantec Corp.*.........................       145,206
     801   Tarantella Inc.*........................           360
   5,078   TIBCO Software, Inc.*...................        81,299
     706   Timberline Software Corp................         4,695
     821   Transaction Systems Architects, Inc.
            (Class A)*.............................         8,818
   1,027   Ulticom, Inc.*..........................         8,904
   1,295   VA Software Corp.*......................         3,134
   9,701   VERITAS Software Corp.*.................       412,778
     905   Verity, Inc.*...........................        16,951
     531   Witness Systems, Inc.*..................         6,797
                                                     ------------
                                                       13,952,256
                                                     ------------
           PERSONNEL SERVICES (0.1%)
     742   Administaff, Inc.*......................        16,777
     492   CDI Corp.*..............................        10,332
     485   Gentiva Health Services, Inc.*..........        11,664
     853   Hall, Kinion & Associates, Inc.*........         6,432
     526   Heidrick & Struggles Intenational,
            Inc.*..................................         8,679
     736   HotJobs.com, Ltd.*......................         7,588

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     941   Kelly Services, Inc. (Class A)..........  $     20,627
   1,280   kforce.com, Inc.*.......................         6,426
     990   Korn/Ferry International*...............         8,910
     923   Labor Ready, Inc.*......................         4,513
   1,850   Manpower, Inc...........................        64,583
   2,423   MPS Group, Inc.*........................        17,688
     626   On Assignment, Inc.*....................        12,432
     610   Personnel Group of America, Inc.*.......           787
     915   RCM Technologies, Inc.*.................         4,767
     538   Resources Connection Inc.*..............        14,096
   4,281   Robert Half International, Inc.*........       112,248
   1,603   Spherion Corp.*.........................        16,190
   2,598   TMP Worldwide, Inc.*....................       110,597
     417   Volt Information Sciences, Inc.*........         6,589
                                                     ------------
                                                          461,925
                                                     ------------
           PHARMACEUTICALS: GENERIC DRUGS (0.1%)
   1,085   Alpharma Inc. (Class A).................        27,939
   1,039   Barr Laboratories, Inc.*................        75,847
   1,975   ICN Pharmaceuticals, Inc................        63,239
   4,874   IVAX Corp.*.............................        95,043
   3,050   Mylan Laboratories, Inc.................       102,755
     778   Pharmaceutical Resources, Inc.*.........        24,437
   2,584   Watson Pharmaceuticals, Inc.*...........        75,711
                                                     ------------
                                                          464,971
                                                     ------------
           PHARMACEUTICALS: MAJOR (7.8%)
  37,807   Abbott Laboratories.....................     2,181,464
  32,084   American Home Products Corp.............     2,074,551
  47,439   Bristol-Myers Squibb Co.................     2,152,307
  74,414   Johnson & Johnson.......................     4,279,549
  27,433   Lilly (Eli) & Co........................     2,060,218
  55,971   Merck & Co., Inc........................     3,312,364
 154,093   Pfizer, Inc.............................     6,421,055

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

  31,756   Pharmacia Corp..........................  $  1,286,118
  35,712   Schering-Plough Corp....................     1,156,355
                                                     ------------
                                                       24,923,981
                                                     ------------
           PHARMACEUTICALS: OTHER (0.3%)
   3,212   Allergan, Inc...........................       214,401
   1,041   Cell Pathways, Inc.*....................         5,195
     881   Cell Therapeutics, Inc.*................        19,135
     427   Chattem, Inc.*..........................         6,085
     390   Cima Labs, Inc.*........................        10,179
     464   Collateral Thearpeutics, Inc.*..........         2,728
   1,297   Columbia Laboratories, Inc.*............         5,707
     612   Connetics Corp.*........................         7,405
   2,433   Endo Pharmaceuticals Holdings, Inc.*....        22,384
   4,300   Forest Laboratories, Inc.*..............       356,470
     694   Inspire Pharmaceuticals, Inc.*..........         2,450
     168   Inverness Medical Innovation Corp.*.....         4,032
   5,938   King Pharmaceuticals, Inc.*.............       216,143
     524   Kos Pharmaceuticals, Inc.*..............        12,576
     788   Medicis Pharmaceutical Corp. (Class
            A)*....................................        45,672
     418   Miravant Medical Technologies Inc.*.....           539
     601   Noven Pharmaceuticals, Inc.*............         9,814
   1,922   Perrigo Co.*............................        24,794
   1,328   PRAECIS Pharmaceuticals Inc.*...........         6,441
   1,900   Sepracor, Inc.*.........................        93,784
     826   Theragenics Corp.*......................         7,302
     499   United Therapeutics Corp.*..............         4,920
                                                     ------------
                                                        1,078,156
                                                     ------------
           PRECIOUS METALS (0.1%)
   3,764   Freeport-McMoRan Copper & Gold, Inc.
            (Class B)*.............................        58,530
   1,842   Glamis Gold Ltd. (Canada)*..............         8,160
   1,949   Meridian Gold Inc. (Canada)*............        23,583

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   4,771   Newmont Mining Corp.....................  $    104,199
   1,035   Stillwater Mining Co.*..................        16,208
                                                     ------------
                                                          210,680
                                                     ------------
           PROPERTY - CASUALTY INSURERS (1.6%)
   2,283   21st Century Insurance Group............        40,067
   1,066   Alfa Corp...............................        25,372
     200   Alleghany Corp.*........................        36,620
   1,288   Allmerica Financial Corp................        54,251
  17,683   Allstate Corp. (The)....................       570,454
   1,778   American Financial Group, Inc...........        41,943
     684   Arch Capital Group Ltd.*................        17,456
     424   Argonaut Group, Inc.....................         8,501
     430   Baldwin & Lyons, Inc. (Class B).........         9,107
     760   Berkley (W.R.) Corp.....................        38,304
      38   Berkshire Hathaway, Inc. (Class A)*.....     2,808,200
   4,278   Chubb Corp. (The).......................       285,984
   3,923   Cincinnati Financial Corp...............       151,036
     896   Commerce Group, Inc. (The)..............        31,002
   1,563   Erie Indemnity Co. (Class A)............        62,770
   1,249   Fremont General Corp....................         7,994
     786   Harleysville Group, Inc.................        20,420
   1,323   Mercury General Corp....................        55,672
     425   Midland Co. (The).......................        17,663
   1,640   Ohio Casualty Corp......................        27,191
   2,894   Old Republic International Corp.........        85,373
     349   Philadelphia Consolidated Holding
            Corp.*.................................        14,543
     674   PMA Capital Corp. (Class A).............        12,941
   1,802   Progressive Corp. (The).................       266,426
     288   RLI Corp................................        13,190
     661   Selective Insurance Group, Inc..........        13,822
   5,234   St. Paul Companies, Inc.................       233,960
     952   State Auto Financial Corp...............        13,433

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,274   Transatlantic Holdings, Inc.............  $    114,023
     418   United Fire & Casualty Co...............        12,849
                                                     ------------
                                                        5,090,567
                                                     ------------
           PUBLISHING: BOOKS/ MAGAZINES (0.1%)
     494   Advanced Marketing Services, Inc.*......        10,572
     512   Hollywood Media Corp.*..................         3,092
     565   Information Holdings Inc.*..............        15,634
   1,623   John Wiley & Sons, Inc. (Class A).......        37,248
     334   Martha Stewart Living Omnimedia, Inc.
            (Class A)*.............................         5,261
   1,361   Meredith Corp...........................        47,689
     832   Penton Media, Inc.*.....................         5,724
     563   Playboy Enterprises, Inc. (Class B)*....         8,642
   5,650   PRIMEDIA Inc.*..........................        22,600
   2,647   Reader's Digest Assoc., Inc. (The)
            (Class A)..............................        56,646
     935   Scholastic Corp.*.......................        46,367
                                                     ------------
                                                          259,475
                                                     ------------
           PUBLISHING: NEWSPAPERS (0.5%)
   2,675   Belo Corp. (Series A)...................        49,461
   2,108   Dow Jones & Co., Inc....................       109,089
   6,458   Gannett Co., Inc........................       435,592
   2,658   Hollinger International, Inc. (Class
            A).....................................        30,780
   1,174   Journal Register Co.*...................        23,433
   2,033   Knight-Ridder, Inc......................       126,554
   1,158   Lee Enterprises, Inc....................        39,499
   1,102   McClatchy Co. (The) (Class A)...........        55,761
     600   Media General, Inc. (Class A)...........        29,856
   3,887   New York Times Co. (The) (Class A)......       163,759
     211   Pulitzer, Inc...........................        10,666
   1,933   Scripps (E.W.) Co. (Class A)............       137,050
   7,284   Tribune Co..............................       270,746

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     232   Washington Post Co. (The) (Class B).....  $    129,723
                                                     ------------
                                                        1,611,969
                                                     ------------
           PULP & PAPER (0.4%)
   1,538   Boise Cascade Corp......................        54,753
   1,230   Bowater, Inc............................        58,966
     178   FiberMark, Inc.*........................         1,120
   5,514   Georgia-Pacific Group...................       137,850
   1,110   Glatfelter (P.H.) Co....................        16,717
  11,790   International Paper Co..................       492,586
   1,410   Longview Fibre Co.......................        15,510
   5,082   Meadwestvaco Corp.......................       164,046
     730   Potlatch Corp...........................        21,192
   1,297   Wausau-Mosinee Paper Corp...............        14,124
   2,928   Willamette Industries, Inc..............       162,358
                                                     ------------
                                                        1,139,222
                                                     ------------
           RAILROADS (0.3%)
   9,562   Burlington Northern Santa Fe Corp.......       270,031
   5,209   CSX Corp................................       208,360
     979   Florida East Coast Industries, Inc......        21,528
   1,448   Kansas City Southern Industries,
            Inc.*..................................        20,011
   9,390   Norfolk Southern Corp...................       211,745
   6,051   Union Pacific Corp......................       375,465
                                                     ------------
                                                        1,107,140
                                                     ------------
           REAL ESTATE DEVELOPMENT (0.1%)
   2,624   Catellus Development Corp.*.............        48,938
   1,180   Forest City Enterprise, Inc. (Class
            A).....................................        46,940
   1,139   Insignia Financial Group, Inc.*.........        12,472
     769   Jones Lang LaSalle, Inc.*...............        13,381
     627   LNR Property Corp.......................        21,086
     756   Newhall Land & Farming Co. L.P. (The)...        23,058
   2,579   Security Capital Group Inc. (Class
            B)*....................................        65,636
   1,955   St. Joe Co. (The)*......................        56,402

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     745   Trammell Crow Co.*......................  $      8,605
   1,607   United Leisure Corp.*...................           530
     881   W.P. Carey & Co., LLC...................        20,571
                                                     ------------
                                                          317,619
                                                     ------------
           REAL ESTATE INVESTMENT TRUSTS (1.1%)
     122   Alexander's, Inc.*......................         6,900
     423   Alexandria Real Estate Equities, Inc....        17,110
   2,075   AMB Property Corp.......................        53,141
     446   Amli Residential Properties Trust.......        10,918
   1,167   Annaly Mortgage Management Inc..........        19,781
   1,809   Apartment Investment & Management Co.
            (Class A)..............................        78,872
   4,298   Archstone Smith Trust...................       106,934
   1,701   Arden Realty, Inc.......................        45,638
     502   Associated Estates Realty Corp..........         4,749
   1,802   Avalonbay Communities, Inc..............        81,000
     535   Bedford Property Investors, Inc.........        12,947
   2,323   Boston Properties, Inc..................        85,115
     674   Boykin Lodging Co.......................         5,621
     905   Brandywine Realty Trust.................        19,077
   1,207   BRE Properties, Inc. (Class A)..........        35,160
     743   Burnham Pacific Properties, Inc.........         3,024
   1,061   Camden Property Trust...................        36,986
     727   Capital Automotive REIT.................        15,463
     596   Capstead Mortgage Corp..................        12,218
   1,743   CarrAmerica Realty Corp.................        51,279
     683   CBL & Associates Properties, Inc........        23,051
   1,678   Center Trust, Inc.......................         6,964
     538   CenterPoint Properties Corp.............        26,642
     778   Chateau Communities, Inc................        22,858
     423   Chelsea Property Group, Inc.............        21,459
     546   Colonial Properties Trust...............        17,467
     895   Commercial Net Lease Realty.............        11,868

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     964   Cornerstone Realty Income Trust, Inc....  $     10,247
   1,309   Cousins Properties, Inc.................        32,594
   2,652   Crescent Real Estate Equities Co........        45,800
   1,437   Developers Diversified Realty Corp......        27,447
   3,174   Duke Realty Corp........................        73,796
     528   EastGroup Properties, Inc...............        12,751
     611   Entertainment Properties Trust..........        12,434
     951   Equity Inns, Inc........................         7,370
  10,084   Equity Office Properties Trust..........       290,318
   6,572   Equity Residential Properties Trust.....       175,998
     509   Essex Property Trust, Inc...............        23,587
   1,077   Federal Realty Investment Trust.........        26,182
   1,444   FelCor Lodging Trust, Inc...............        25,891
   1,041   First Industrial Realty Trust, Inc......        31,875
   1,979   First Union Real Estate Equity &
            Mortgage Investments*..................         4,849
     610   Gables Residential Trust................        17,446
   1,397   General Growth Properties, Inc..........        56,579
     574   Glenborough Realty Trust Inc............        11,463
     749   Glimcher Realty Trust...................        13,407
     619   Great Lakes REIT, Inc...................         9,718
   1,349   Health Care Property Investors, Inc.....        51,222
     755   Health Care REIT, Inc...................        20,634
   1,100   Healthcare Realty Trust, Inc............        31,636
   1,409   Highwoods Properties, Inc...............        37,409
     580   Home Properties of New York, Inc........        19,204
   1,517   Hospitality Properties Trust............        45,358
   6,112   Host Marriott Corp......................        61,670
   3,328   HRPT Properties Trust...................        29,420
   1,044   Innkeepers USA Trust....................        10,805
   1,044   IRT Property Co.........................        11,651
   2,112   iStar Financial Inc.....................        54,659

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     593   JDN Realty Corp.........................  $      7,401
     526   JP Realty, Inc..........................        12,282
     722   Kilroy Realty Corp......................        18,339
   2,581   Kimco Realty Corp.......................        78,772
     620   Koger Equity, Inc.......................        10,156
   1,535   Konover Property Trust, Inc.*...........         2,640
   3,751   La Quinta Properties Trust*.............        27,007
     476   LaSalle Hotel Properties................         5,712
     564   Lexington Corporate Properties Trust....         8,263
   1,778   Liberty Property Trust..................        52,184
     635   LTC Properties, Inc.*...................         4,585
     933   Macerich Co. (The)......................        25,723
   1,526   Mack-Cali Realty Corp...................        48,084
     553   Manufactured Home Communities, Inc......        17,862
   1,240   MeriStar Hospitality Corp...............        17,484
     440   Mid-America Apartment Communities,
            Inc....................................        11,312
     631   Mills Corp..............................        17,233
     420   National Golf Properties, Inc...........         4,662
     533   National Health Investors, Inc..........         7,707
   1,262   Nationwide Health Properties, Inc.......        25,101
   2,355   New Plan Excel Realty Trust.............        45,263
     874   Pan Pacific Retail Properties, Inc......        25,066
     297   Parkway Properties, Inc.................         9,682
     498   Pennsylvania Real Estate Investment
            Trust..................................        11,593
   1,062   Post Properties, Inc....................        35,736
     976   Prentiss Properties Trust...............        27,348
     609   Prime Group Realty Trust................         5,786
   4,253   ProLogis Trust..........................        91,907
     629   PS Business Parks, Inc. (Class A).......        19,310
   2,770   Public Storage, Inc.....................       101,410
     771   Realty Income Corp......................        23,862
   1,211   Reckson Associates Realty Corp..........        27,950
   1,519   Regency Center Corp.....................        43,595

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     836   RFS Hotel Investors, Inc................  $     10,910
   1,843   Rouse Co. (The).........................        52,710
     592   Saul Centers, Inc.......................        12,444
     758   Senior Housing Properties Trust.........        10,726
     812   Shurgard Storage Centers, Inc. (Class
            A).....................................        26,877
   4,189   Simon Property Group, Inc...............       126,885
     668   SL Green Realty Corp....................        21,142
     317   Sovran Self Storage, Inc................         9,856
     744   Storage USA, Inc........................        31,895
     721   Summit Properties Inc...................        15,992
     457   Sun Communities, Inc....................        17,549
     183   Tanger Factory Outlet Centers, Inc......         4,128
   1,271   Taubman Centers, Inc....................        19,612
     708   Thornburg Mortgage, Inc.................        14,372
     539   Town & Country Trust....................        11,497
   2,704   United Dominion Realty Trust, Inc.......        38,775
   1,797   Ventas, Inc.............................        21,798
   2,326   Vornado Realty Trust....................        99,227
     975   Washington Real Estate Investment
            Trust..................................        24,843
     840   Weingarten Realty Investors.............        41,370
   4,332   Wyndham International, Inc. (Class
            A)*....................................         3,076
                                                     ------------
                                                        3,602,363
                                                     ------------
           RECREATIONAL PRODUCTS (0.4%)
   1,275   Acclaim Entertainment, Inc.*............         5,610
     485   Action Performance Companies, Inc.*.....        19,473
   1,030   Activision, Inc.*.......................        27,068
     996   Arctic Cat, Inc.........................        17,878
   2,317   Brunswick Corp..........................        56,998
   1,989   Callaway Golf Co........................        33,813
     407   Coachmen Industries, Inc................         6,593
     542   Concord Camera Corp.*...................         3,837
   7,080   Eastman Kodak Co........................       201,072
   3,247   Electronic Arts Inc.*...................       172,318
   4,210   Hasbro, Inc.............................        69,465

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     537   Infogrames, Inc.*.......................  $      4,285
   2,194   International Game Technology*..........       144,365
     466   JAKKS Pacific, Inc.*....................         9,437
     463   K2 Inc.*................................         3,241
     779   Marvel Enterprises, Inc.*...............         3,404
  10,517   Mattel, Inc.............................       199,823
     840   Meade Instruments Corp.*................         2,352
     986   Midway Games, Inc.*.....................        12,394
     735   Monaco Coach Corp.*.....................        20,874
     243   National R.V. Holdings, Inc.............         2,418
     652   Polaris Industries Inc..................        37,099
   1,061   Scientific Games Corp. (Class A)*.......         9,655
     446   Steinway Musical Instruments Inc.*......         8,831
   1,052   Sturm, Ruger & Co., Inc.................        12,992
     859   Take-Two Interactive Software, Inc.*....        15,943
     356   Thor Industries, Inc....................        17,266
     556   THQ, Inc.*..............................        25,042
   1,114   Topps Co., Inc. (The)*..................        10,784
     396   Winnebago Industries, Inc...............        16,414
     813   WMS Industries, Inc.*...................        14,057
                                                     ------------
                                                        1,184,801
                                                     ------------
           REGIONAL BANKS (2.0%)
     538   1st Source Corp.........................        11,298
     306   Alabama National BanCorporation.........        10,313
     675   Amcore Financial, Inc...................        14,857
     690   AmeriServ Financial, Inc................         3,209
   9,040   AmSouth Bancorporation..................       188,484
     583   Area Bancshares Corp....................        11,211
   1,615   Associated Banc-Corp....................        55,944
     296   BancFirst Corp..........................        10,390
     447   BancFirst Ohio Corp.....................        10,437
   2,185   BancorpSouth, Inc.......................        39,898
     425   Bank of Granite Corp....................         8,521
   4,080   Banknorth Group, Inc....................        96,533
   1,325   BOK Financial Corp.*....................        41,579
     392   Capital City Bank Group, Inc............         9,694
     264   Cathay Bancorp, Inc.....................        16,397

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,119   Centennial Bancorp......................  $      9,436
     648   Chemical Financial Corp.................        17,658
     928   Chittenden Corp.........................        25,520
   1,246   Citizens Banking Corp...................        39,760
     436   City Holding Co.*.......................         6,104
   1,165   City National Corp......................        57,458
   2,899   Colonial BancGroup, Inc. (The)..........        40,905
   1,572   Commerce Bancorp, Inc...................        64,059
   1,608   Commerce Bancshares, Inc................        63,500
     375   Community Bank System, Inc..............        10,706
   1,076   Community First Bankshares, Inc.........        26,728
     481   Community Trust Bancorp, Inc............        11,183
   3,125   Compass Bancshares, Inc.................        90,406
     362   Corus Bankshares, Inc...................        16,208
     418   CPB, Inc................................        13,522
   1,407   Cullen/Frost Bankers, Inc...............        44,250
     613   CVB Financial Corp......................        11,855
     603   East West Bancorp, Inc..................        15,799
     284   F & M Bancorp...........................         7,895
   1,053   F.N.B Corp..............................        29,168
     255   Farmers Capital Bank Corp...............         8,657
  14,048   Fifth Third Bancorp.....................       888,536
     696   First Bancorp...........................        20,184
     482   First Busey Corp........................         9,857
     819   First Charter Corp......................        14,644
     303   First Citizens BancShares, Inc. (Class
            A).....................................        30,542
   1,523   First Commonwealth Financial Corp.......        18,581
   1,326   First Financial Bancorp.................        22,277
     361   First Financial Bankshares, Inc.........        11,191
     269   First Financial Corp....................        11,863
     433   First Merchants Corp....................        10,028
   1,346   First Midwest Bancorp, Inc..............        38,590
     350   First Republic Bank*....................         9,251
   3,133   First Tennessee National Corp...........       106,898

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,127   First Virginia Banks, Inc...............  $     56,677
   2,089   FirstMerit Corp.........................        56,278
     480   Flagstar Bancorp........................         9,466
     461   Frontier Financial Corp.................        12,337
   2,112   Fulton Financial Corp...................        48,365
     492   GBC Bancorp.............................        15,621
     504   German American Bancorp.................         8,240
     399   Gold Banc Corp., Inc....................         2,813
   1,132   Greater Bay Bancorp.....................        31,424
   1,371   Hamilton Bancorp, Inc.*.................            21
     239   Hancock Holding Co......................        11,128
     578   Harleysville National Corp..............        13,439
   3,861   Hibernia Corp. (Class A)................        69,266
   1,228   Hudson United Bancorp...................        36,889
     723   Independent Bank Corp.-Massachusetts....        15,978
     292   Independent Bank Corp.-Michigan.........         8,745
     394   Integra Bank Corp.......................         8,018
     731   International Bancshares Corp...........        32,164
     546   Irwin Financial Corp....................         8,736
   2,368   M&T Bank Corp...........................       177,600
   2,513   Marshall & Ilsley Corp..................       148,569
   1,737   Mercantile Bankshares Corp..............        75,785
     630   Mid-State Bancshares....................        10,364
     408   MidAmerica Bancorp......................        13,586
     538   Midwest Banc Holdings, Inc..............        11,228
     323   Mississippi Valley Bancshares, Inc......        12,613
   5,010   National Commerce Financial Corp........       127,054
     467   National Penn Bancshares, Inc...........        10,648
   1,128   NBT Bancorp, Inc........................        15,341
   3,950   North Fork Bancorporation, Inc..........       131,535
   5,434   Northern Trust Corp.....................       317,291
   1,728   Old National Bancorp....................        41,403
     294   Omega Financial Corp....................         9,232
     418   Oriental Financial Group, Inc...........         8,736
     672   Pacific Capital Bancorp.................        19,918

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,167   Pacific Century Financial Corp..........  $     53,243
     367   Park National Corp......................        34,406
     414   Peoples Bancorp Inc.....................         7,887
     671   Provident Bankshares Corp...............        16,426
   1,310   Provident Financial Group, Inc..........        30,720
   5,553   Regions Financial Corp..................       173,642
   1,422   Republic Bancorp Inc....................        17,846
     292   Republic Bancshares, Inc.*..............         4,012
     735   Riggs National Corp.....................        10,349
     705   S & T Bancorp, Inc......................        16,828
     372   Sandy Spring Bancorp, Inc...............        11,253
   1,160   Santander BanCorp.......................        22,469
     940   Seacoast Financial Services Corp........        17,070
     258   Second Bancorp, Inc.....................         5,668
   1,320   Silicon Valley Bancshares*..............        30,386
     308   Simmons First National Corp. (Class
            A).....................................         9,785
   2,284   Sky Financial Group, Inc................        47,119
   1,189   South Financial Group, Inc. (The).......        22,829
     859   Southwest Bancorp of Texas, Inc.*.......        24,765
   1,219   Sterling Bancshares, Inc................        16,091
     367   Sterling Financial Corp.................         9,017
   1,071   Susquehanna Bancshares, Inc.............        24,044
   7,080   Synovus Financial Corp..................       195,691
   1,920   TCF Financial Corp......................        94,598
     418   Texas Regional Bancshares, Inc. (Class
            A).....................................        16,323
     448   Trust Co. Of New Jersey (The)...........        10,067
   1,933   Trustco Bank Corp. of New York..........        24,955
   1,798   Trustmark Corp..........................        43,781
  47,163   U.S. Bancorp............................       981,934
     487   UCBH Holdings, Inc......................        15,000
     572   UMB Financial Corp......................        22,811
   3,346   Union Planters Corp.....................       149,767
   1,120   United Bankshares, Inc..................        32,413

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     487   United National Bancorp.................  $     10,695
     842   USB Holding Co., Inc....................        11,157
   1,910   Valley National Bancorp.................        65,227
     311   Washington Trust Bancorp, Inc...........         5,831
     376   WesBanco, Inc...........................         7,851
     783   West Coast Bancorp......................        11,119
     986   Westamerica Bancorporation..............        39,194
     687   Whitney Holding Corp....................        30,991
     853   Wilmington Trust Corp...................        55,172
   2,249   Zions Bancorporation....................       113,215
                                                     ------------
                                                        6,452,139
                                                     ------------
           RESTAURANTS (0.7%)
     785   AFC Enterprises, Inc.*..................        23,652
   1,071   Applebee's International, Inc...........        40,323
     942   Bob Evans Farms, Inc....................        27,327
   2,435   Brinker International, Inc.*............        82,206
   1,537   CBRL Group, Inc.........................        47,032
     720   CEC Entertainment, Inc.*................        32,364
   1,263   Cheesecake Factory, Inc. (The)*.........        45,342
   1,343   CKE Restaurants, Inc.*..................        13,296
   2,882   Darden Restaurants, Inc.................       118,738
     520   IHOP Corp.*.............................        14,950
   1,003   Jack in the Box Inc.*...................        28,084
   1,412   Krispy Kreme Doughnuts, Inc.*...........        56,268
     558   Landry's Restaurants, Inc...............        13,381
   1,253   Lone Star Steakhouse & Saloon, Inc......        24,434
     737   Luby's Cafeterias, Inc..................         4,643
  31,568   McDonald's Corp.........................       858,018
     668   O'Charley's, Inc.*......................        14,743
   1,858   Outback Steakhouse, Inc.*...............        68,932
     432   P.F. Chang's China Bistro, Inc.*........        25,069
     587   Papa John's International, Inc.*........        16,641
     630   RARE Hospitality International, Inc.*...        16,834
   1,670   Ruby Tuesday, Inc.......................        42,168

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     977   Ryan's Family Steak Houses, Inc.*.......  $     21,133
     718   Sonic Corp.*............................        27,284
   9,280   Starbucks Corp.*........................       220,586
     742   The Steak n Shake Co.*..................         9,639
     583   Triarc Co., Inc.*.......................        15,712
   3,586   Tricon Global Restaurants, Inc.*........       200,099
   2,774   Wendy's International, Inc..............        86,549
                                                     ------------
                                                        2,195,447
                                                     ------------
           SAVINGS BANKS (0.8%)
     572   Anchor Bancorp Wisconsin, Inc...........        10,296
   2,390   Astoria Financial Corp..................        69,334
     576   Banner Corp.............................        11,491
   1,428   Bay View Capital Corp.*.................         9,925
     895   Brookline Banccorp, Inc.................        14,365
     256   BSB Bancorp, Inc........................         7,104
   2,162   Capitol Federal Financial...............        48,105
     917   CFS Bancorp, Inc........................        12,563
   5,298   Charter One Financial, Inc..............       157,774
   1,343   Commercial Federal Corp.................        33,024
     553   Commonwealth Bancorp, Inc...............        12,332
     439   Dime Community Bancshares...............        12,665
     738   Downey Financial Corp...................        33,948
     476   First Federal Capital Corp..............         7,378
     346   First Financial Holdings, Inc...........         8,993
     409   First Indiana Corp......................         8,830
     912   First Niagara Financial Group, Inc......        16,918
   1,187   First Sentinel Bancorp, Inc.............        15,407
     446   Firstfed Financial Corp.*...............        11,645
   3,295   Golden State Bancorp Inc................        93,710
   3,873   Golden West Financial Corp..............       246,555
   2,465   GreenPoint Financial Corp...............       105,749
     760   Harbor Florida Bancshares, Inc..........        13,908
   2,460   Hudson City Bancorp, Inc................        75,030
     393   Hudson River Bancorp, Inc...............         9,530
   1,785   Independence Community Bank Corp........        46,464

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     590   MAF Bancorp, Inc........................  $     18,025
     634   Net.B@nk, Inc.*.........................         8,496
   2,571   New York Community Bancorp, Inc.........        70,805
   1,139   Northwest Bancorp, Inc..................        13,087
     572   OceanFirst Financial Corp...............        15,284
   1,756   Ocwen Financial Corp.*..................        14,575
     402   Pacific Northwest Bancorp...............         9,186
   1,712   People's Bank...........................        37,561
     342   PFF Bancorp, Inc........................        10,089
   2,475   Roslyn Bancorp, Inc.....................        49,277
   6,024   Sovereign Bancorp, Inc..................        77,228
     448   St. Francis Capital Corp................        10,237
   1,890   Staten Island Bancorp, Inc..............        36,666
     927   United Community Financial Corp.........         6,897
   1,072   W Holding Co., Inc......................        16,595
   1,545   Washington Federal, Inc.................        43,337
  24,206   Washington Mutual, Inc..................       830,750
   1,650   Waypoint Financial Corp.................        25,641
   1,311   Webster Financial Corp..................        43,591
     836   Westcorp................................        14,212
     263   WSFS Financial Corp.....................         4,550
                                                     ------------
                                                        2,449,132
                                                     ------------
           SEMICONDUCTORS (3.7%)
     653   Actel Corp.*............................        13,811
   8,396   Advanced Micro Devices, Inc.*...........       134,756
  17,746   Agere Systems, Inc. (Class A)*..........        90,860
   1,066   Alliance Semiconductor Corp.*...........        12,781
   1,146   Alpha Industries, Inc.*.................        24,135
   9,440   Altera Corp.*...........................       237,133
     780   ANADIGICS, Inc.*........................        10,608
   8,784   Analog Devices, Inc.*...................       384,739
   7,335   Applied Micro Circuits Corp.*...........        74,597
  11,325   Atmel Corp.*............................        87,203
   6,349   Broadcom Corp. (Class A)*...............       269,642
   2,105   Cirrus Logic, Inc.*.....................        39,742
   6,031   Conexant Systems, Inc.*.................        78,644

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   3,101   Cypress Semiconductor Corp.*............  $     67,478
     579   Elantec Semiconductor, Inc.*............        23,617
     977   ESS Technology, Inc.*...................        19,452
     976   Exar Corp.*.............................        22,936
   2,601   Fairchild Semiconductor Corp. (Class
            A)*....................................        68,640
   3,639   GlobespanVirata, Inc.*..................        59,097
   1,706   Integrated Circuit Systems, Inc.*.......        41,200
   2,608   Integrated Device Technology, Inc.*.....        79,674
     940   Integrated Silicon Solution, Inc.*......        11,844
 164,153   Intel Corp..............................     5,751,921
   1,528   International Rectifier Corp.*..........        63,626
   1,785   Intersil Corp. (Class A)*...............        53,050
   2,795   Lattice Semiconductor Corp.*............        62,440
   7,759   Linear Technology Corp..................       320,990
   8,821   LSI Logic Corp.*........................       146,252
   8,014   Maxim Integrated Products, Inc.*........       444,697
   2,246   Micrel, Inc.*...........................        53,006
   3,203   Microchip Technology Inc.*..............       120,721
  14,553   Micron Technology, Inc.*................       491,164
     730   Microsemi Corp.*........................        14,053
   1,049   MIPS Technologies, Inc. (Class A)*......        11,654
   4,233   National Semiconductor Corp.*...........       119,413
   3,413   NVIDIA Corp.*...........................       224,371
   1,332   Oak Technology, Inc.*...................        21,645
   4,535   ON Semiconductor Corp.*.................        14,059
     448   Pericom Semiconductor Corp.*............         6,810
   1,071   Pixelworks, Inc.*.......................        15,101
     670   Power Integrations, Inc.*...............        12,127
   1,448   QuickLogic Corporation*.................         7,877
   1,689   Semtech Corp.*..........................        58,456
   1,390   Silicon Image, Inc.*....................        10,105
   1,303   Silicon Laboratories Inc.*..............        40,132

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,385   Silicon Storage Technology, Inc.*.......  $     19,748
     783   Siliconix, Inc.*........................        21,415
   1,920   SONICblue, Inc.*........................         9,026
     416   Standard Microsystems Corp.*............         7,966
     619   Supertex, Inc.*.........................        12,442
  42,374   Texas Instruments, Inc..................     1,322,493
   3,487   Transmeta Corp.*........................        10,949
   2,230   TranSwitch Corp.*.......................         8,719
   3,152   TriQuint Semiconductor, Inc.*...........        34,704
   4,734   Vitesse Semiconductor Corp.*............        59,506
     472   Xicor, Inc.*............................         4,106
   8,118   Xilinx, Inc.*...........................       351,915
     331   Zoran Corp.*............................         9,980
                                                     ------------
                                                       11,789,228
                                                     ------------
           SERVICES TO THE HEALTH INDUSTRY (0.4%)
     693   Accredo Health, Inc.*...................        33,250
   2,030   AdvancePCS*.............................        62,666
     894   Albany Molecular Research, Inc.*........        22,681
     458   Allscripts Healthcare Solutions,
            Inc.*..................................         1,827
     908   Cerner Corp.*...........................        43,947
   1,564   Covance, Inc.*..........................        27,698
   1,026   Dendrite International, Inc.*...........        12,240
     581   DVI, Inc.*..............................         9,703
   1,133   Eclipsys Corp.*.........................        18,695
   1,911   Express Scripts, Inc. (Class A)*........        87,505
     940   First Consulting Group, Inc.*...........        10,472
   9,511   Healthsouth Corp.*......................       111,279
     869   I-Many Inc.*............................         7,282
     768   IDX Systems Corp.*......................         9,178
     423   IMPATH Inc.*............................        15,968
   7,192   IMS Health Inc..........................       143,480
   1,712   Laboratory Corp. of America Holdings*...       139,357
   1,104   MedicaLogic/Medscape, Inc.+*............           298

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     941   MedQuist Inc.*..........................  $     26,771
   2,404   Omnicare, Inc...........................        52,768
   1,074   PAREXEL International Corp.*............        14,864
     370   PDI, Inc................................         6,235
     937   Per-Se Technologies, Inc.*..............        10,448
   1,368   Pharmaceutical Product Development,
            Inc.*..................................        44,392
     627   Pharmacopeia, Inc.*.....................         8,176
     582   QuadraMed Corp.*........................         6,088
   2,294   Quest Diagnostics Inc.*.................       158,951
   3,095   Quintiles Transnational Corp.*..........        49,582
     548   Specialty Laboratories, Inc.*...........        14,527
     402   Stericycle, Inc.*.......................        22,914
     500   TriZetto Group, Inc. (The)*.............         7,165
     594   Ventiv Health, Inc.*....................         1,533
   9,627   WebMD Corp.*............................        76,053
                                                     ------------
                                                        1,257,993
                                                     ------------
           SPECIALTY INSURANCE (0.3%)
   2,582   Ambac Financial Group, Inc..............       154,016
   1,118   CNA Surety Corp.........................        16,692
   2,100   Fidelity National Financial, Inc........        52,311
   1,710   First American Corp.....................        31,601
     243   FPIC Insurance Group, Inc.*.............         3,538
     453   LandAmerica Financial Group, Inc........        12,245
     220   Markel Corp.*...........................        42,438
   3,619   MBIA, Inc...............................       194,992
   2,615   MGIC Investment Corp....................       175,205
     348   MIIX Group, Inc.........................         4,420
     320   PICO Holdings, Inc.*....................         4,144
   1,083   PMI Group, Inc. (The)...................        76,406
     430   Proassurance Corp.*.....................         7,375
   2,395   Radian Group, Inc.......................       107,536
     308   SCPIE Holdings Inc......................         9,024
     588   Stewart Information Services Corp.*.....        11,701
     551   Triad Guaranty, Inc.*...................        21,875
                                                     ------------
                                                          925,519
                                                     ------------

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           SPECIALTY STORES (0.6%)
   8,117   AutoNation, Inc.*.......................  $    103,086
   2,734   AutoZone, Inc.*.........................       184,955
   1,592   Barnes & Noble, Inc.*...................        55,418
   7,045   Bed Bath & Beyond Inc.*.................       243,616
   1,729   Bombay Co., Inc. (The)*.................         4,098
   2,139   Borders Group, Inc.*....................        51,550
     433   Central Garden & Pet Co.*...............         3,308
   1,342   Claire's Stores, Inc....................        25,149
     565   Cost Plus, Inc.*........................        15,255
     199   CPI Corp................................         3,124
     719   CSK Auto Corp.*.........................         6,680
     495   Group 1 Automotive, Inc.*...............        14,231
     977   Guitar Center, Inc.*....................        15,290
     540   Haverty Furniture Companies, Inc........         9,547
     752   Jo-Ann Stores, Inc. (Class A)*..........         8,046
   1,067   Linens 'N Things, Inc.*.................        30,783
   1,668   Michaels Stores, Inc.*..................        58,380
     427   Midas, Inc.*............................         4,911
   1,370   O'Reilly Automotive, Inc.*..............        45,333
   7,263   Office Depot, Inc.*.....................       119,476
   2,704   Officemax, Inc.*........................        11,222
   1,380   Pep Boys-Manny Moe & Jack...............        22,701
   3,085   PETsMART, Inc.*.........................        33,256
   2,614   Pier 1 Imports, Inc.....................        49,378
   1,112   Regis Corp..............................        29,512
     674   Rent-A-Center, Inc.*....................        25,356
     278   Sharper Image Corp.*....................         3,044
     800   Sonic Automotive, Inc.*.................        22,800
  11,138   Staples, Inc.*..........................       202,934
   3,562   Tiffany & Co............................       127,163
   4,822   Toys 'R' Us, Inc.*......................        94,318
     838   Tuesday Morning Corp.*..................        15,076
     900   United Auto Group, Inc.*................        22,833
     492   Whitehall Jewellers, Inc.*..............         7,675
   1,523   Williams-Sonoma, Inc.*..................        70,058
     943   Zale Corp.*.............................        42,859
                                                     ------------
                                                        1,782,421
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           SPECIALTY TELECOMMUNICATIONS (0.3%)
   1,871   Adelphia Business Solutions, Inc.*......  $        206
   2,971   Allegiance Telecom, Inc.*...............        17,707
   1,430   Allied Riser Communications
            Corporation*...........................           257
   4,415   American Tower Corp. (Class A)*.........        22,781
   3,442   CenturyTel, Inc.........................       105,945
   6,965   Citizens Communications Co.*............        69,720
     850   Clarent Corp.*..........................           680
     579   Commonwealth Telephone Enterprises,
            Inc.*..................................        23,096
   5,237   Crown Castle International Corp.*.......        38,073
     438   CT Communications, Inc..................         7,372
     823   CTC Communication Group, Inc.*..........         4,033
     116   Cypress Communications, Inc.*...........           401
     295   Deltathree Inc.*........................           310
   1,473   DSL.net, Inc.*..........................         1,547
   1,598   Focal Communications Corp.*.............           655
     252   Focal Communications Corp. (warrants)
            (due 12/14/07)*........................            --
   1,386   General Communication, Inc. (Class
            A)*....................................        11,961
     447   GRIC Communications, Inc.*..............           621
     320   Hickory Tech Corp.*.....................         4,730
     723   IDT Corp.*..............................        13,318
   1,643   ITC DeltaCom, Inc.*.....................           575
     765   LCC International, Inc. (Class A)*......         5,416
   9,684   Level 3 Communications, Inc.*...........        29,052
   1,316   Lightbridge, Inc.*......................        15,410
  15,971   McLeodUSA Inc. (Class A)*...............         2,875
  14,132   Metromedia Fiber Network, Inc. (Class
            A)*....................................         5,794

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,139   Network Access Solutions Corp.*.........  $        239
   1,611   Network Plus Corp.*.....................           596
     336   North Pittsburgh Systems, Inc...........         5,739
   3,657   PanAmSat Corp.*.........................        79,723
   1,266   Pinnacle Holdings, Inc.*................           253
   1,551   PTEK Holdings, Inc.*....................         6,731
  40,550   Qwest Communications International,
            Inc.*..................................       425,775
     984   rStar Corp.*............................           512
   1,078   Time Warner Telecom Inc. (Class A)*.....        14,143
     376   U.S. LEC Corp. (Class A)*...............         1,936
   1,756   West Corp.*.............................        43,953
  12,784   Williams Communications Group, Inc.*....        16,236
   7,030   XO Communications, Inc. (Class A)*......           893
     550   Z-Tel Technologies, Inc.*...............         1,480
                                                     ------------
                                                          980,744
                                                     ------------
           STEEL (0.1%)
   2,909   AK Steel Holding Corp.*.................        40,086
   2,155   Allegheny Technologies Inc..............        34,782
   3,129   Bethlehem Steel Corp.*..................         1,502
     688   Birmingham Steel Corp...................           227
     600   Carpenter Technology Corp...............        13,818
     288   Cleveland-Cliffs, Inc...................         5,011
     624   Lone Star Technologies, Inc.*...........         9,391
   1,331   National Steel Corp. (Class B)*.........         1,810
     864   NS Group, Inc.*.........................         7,163
   1,894   Nucor Corp..............................       113,261
     874   Oregon Steel Mills, Inc.*...............         5,069
     346   Quanex Corp.............................        10,138
     759   Reliance Steel & Aluminum Co............        19,734
     445   Ryerson Tull, Inc.......................         5,451
   1,144   Steel Dynamics, Inc.*...................        15,661

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,317   United States Steel Corp.*..............  $     46,294
   2,248   Worthington Industries, Inc.............        33,225
                                                     ------------
                                                          362,623
                                                     ------------
           TELECOMMUNICATION EQUIPMENT (1.2%)
   1,338   Accelerated Networks, Inc.*.............           575
  19,078   ADC Telecommunications, Inc.*...........        93,101
   1,035   Adtran, Inc.*...........................        27,821
   2,126   Advanced Fibre Communications, Inc.*....        36,886
     977   Allen Telecom Inc.*.....................         8,598
   2,167   Andrew Corp.*...........................        38,984
     986   Arris Group, Inc.*......................         9,071
     572   Audiovox Corp. (Class A)*...............         4,033
   1,752   Avanex Corp.*...........................         8,147
     491   Brooktrout, Inc.*.......................         2,789
     909   C-COR.net Corp.*........................        16,289
     653   Carrier Access Corp.*...................         3,134
     583   Catapult Communications Corp.*..........        14,225
     446   Celeritek, Inc.*........................         4,728
     842   Centillium Communications, Inc.*........         9,691
   7,986   CIENA Corp.*............................       101,422
     684   Com21, Inc.*............................           787
   1,331   CommScope, Inc.*........................        27,419
   4,418   Comverse Technology, Inc.*..............        94,413
   1,356   Copper Mountain Networks, Inc.*.........         1,803
  22,704   Corning Inc.*...........................       180,951
   9,176   Corvis Corp.*...........................        18,444
     303   Davox Corp.*............................         2,782
   1,249   DDi Corp.*..............................        13,489
     792   Digital Lightwave, Inc.*................         5,108
     738   Ditech Communications Corp.*............         4,391
   2,003   DMC Stratex Networks, Inc.*.............        15,063
   3,069   Glenayre Technologies, Inc.*............         5,463
     612   Globecomm Systems Inc.*.................         5,018
   1,496   Harmonic, Inc.*.........................        19,972
   1,607   Harris Corp.............................        56,229

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   2,022   InteliData Technologies Corp.*..........  $      4,125
     654   Inter-Tel, Inc..........................        14,512
   1,394   InterDigital Communications Corp.*......        16,156
     864   InterVoice-Brite, Inc.*.................         8,277
     356   Latitude Communications, Inc.*..........         1,185
  83,134   Lucent Technologies Inc.*...............       543,696
     451   MCK Communications, Inc.*...............           767
     966   Metawave Communications Corp.*..........         2,338
   1,047   Microtune, Inc.*........................        22,584
  53,607   Motorola, Inc...........................       713,509
   1,348   Netro Corp.*............................         4,260
   1,529   New Focus, Inc.*........................         5,275
   2,206   Next Level Communications, Inc.*........         4,809
     866   NMS Communications Corp.*...............         5,473
   3,569   ONI Systems Corp.*......................        20,236
   4,202   Oplink Communications, Inc.*............         9,581
   1,515   Optical Cable Corp.*....................         1,727
   1,817   P-COM, Inc.*............................           545
   1,335   Plantronics, Inc.*......................        30,358
   2,301   Polycom, Inc.*..........................        80,489
   1,680   Powerwave Technologies, Inc.*...........        30,979
  18,485   QUALCOMM Inc.*..........................       815,743
   1,143   REMEC, Inc.*............................        11,487
   3,981   RF Micro Devices, Inc.*.................        72,892
   3,976   Scientific-Atlanta, Inc.................       105,284
   1,005   Somera Communications, Inc.*............         8,744
   5,238   Sonus Networks, Inc.*...................        21,319
     486   SpectraLink Corp.*......................         4,836
   7,306   Sycamore Networks, Inc.*................        34,411
   1,602   Tekelec*................................        22,716
   9,989   Tellabs, Inc.*..........................       154,430
   2,858   Tellium Inc.*...........................        15,490
     663   Telular Corp.*..........................         4,933

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

   1,631   Terayon Communication Systems, Inc.*....  $     11,384
     363   Tollgrade Communications, Inc.*.........         8,992
     638   Trimble Navigation Ltd.*................         9,583
     376   ViaSat, Inc.*...........................         4,944
                                                     ------------
                                                        3,658,895
                                                     ------------
           TEXTILES (0.0%)
     809   Albany International Corp. (Class A)....        18,680
   2,149   Burlington Industries, Inc.*............           163
   1,413   Unifi, Inc.*............................        10,668
     786   Wellman, Inc............................        10,532
                                                     ------------
                                                           40,043
                                                     ------------
           TOBACCO (1.0%)
  53,692   Philip Morris Companies, Inc............     2,690,506
   2,468   R. J. Reynolds Tobacco Holdings, Inc....       147,463
     706   Schweitzer-Mauduit International,
            Inc....................................        16,344
     739   Universal Corp..........................        27,033
   3,985   UST, Inc................................       139,276
     714   Vector Group Ltd........................        19,992
                                                     ------------
                                                        3,040,614
                                                     ------------
           TOOLS/HARDWARE (0.1%)
   1,984   Black & Decker Corp. (The)..............        81,661
     602   Briggs & Stratton Corp..................        25,675
   2,180   Metromedia International Group, Inc.*...           981
   1,574   Snap-On, Inc............................        51,297
   2,084   Stanley Works (The).....................        92,321
     332   Toro Co. (The)..........................        16,251
                                                     ------------
                                                          268,186
                                                     ------------
           TRUCKING (0.1%)
     745   Arkansas Best Corp.*....................        22,462
   1,304   CNF Inc.................................        43,032
     525   Consolidated Freightways Corp.*.........         2,347
     291   Covenant Transport, Inc. (Class A)*.....         4,874

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

     613   Forward Air Corp.*......................  $     17,777
     810   Heartland Express, Inc.*................        28,391
     959   Hunt (J.B.) Tansport Services, Inc.*....        26,651
   1,357   Knight Transportation, Inc.*............        31,890
     259   Landstar System, Inc.*..................        22,484
     450   Roadway Corp............................        18,068
   2,318   Swift Transportation Co., Inc.*.........        56,976
   1,041   Transport Corporation of America,
            Inc.*..................................         6,569
     715   USFreightways Corp......................        26,219
   1,285   Werner Enterprises, Inc.................        37,406
     625   Yellow Corp.*...........................        15,663
                                                     ------------
                                                          360,809
                                                     ------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.3%)
   1,867   AGCO Corp.*.............................        28,024
     422   Astec Industries, Inc.*.................         5,364
   8,379   Caterpillar, Inc........................       421,296
     537   Columbus McKinnon Corp..................         5,558
   1,115   Cummins Inc.............................        42,024
   5,731   Deere & Co..............................       251,992
     619   Gardner Denver Inc.*....................        13,123
     365   Greenbrier Companies, Inc. (The)........         2,613
   1,056   JLG Industries, Inc.....................        12,017
     533   Lindsay Manufacturing Co................        10,260
     681   Manitowoc Co., Inc......................        22,711
     169   NACCO Industries, Inc. (Class A)........         9,464
   1,588   Navistar International Corp.............        61,948
     454   OshKosh Truck Corp......................        24,743
   1,868   PACCAR, Inc.............................       123,755
     727   Stewart & Stevenson Services, Inc.......        12,723
     656   Terex Corp.*............................        10,988
     869   Titan International, Inc................         4,693
     996   Trinity Industries, Inc.................        23,565
     594   Wabash National Corp....................         4,693
                                                     ------------
                                                        1,091,554
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           WATER UTILITIES (0.1%)
     300   American States Water Co................  $     10,860
   2,560   American Water Works Co., Inc...........       110,208
     341   California Water Service Group..........         8,279
     396   Connecticut Water Service, Inc..........        11,674
   1,768   Philadelphia Suburban Corp..............        41,371
     100   SJW Corp................................         8,035
                                                     ------------
                                                          190,427
                                                     ------------
           WHOLESALE DISTRIBUTORS (0.2%)
     198   Actrade Financial Technologies, Ltd.*...         4,457
     616   Applied Industries Technologies, Inc....        11,458
   2,265   Aviation Sales Co.*.....................           453
     775   Daisytek International Corp.*...........        11,083
     667   eMerge Interactive, Inc. (Class A)*.....           947
   1,409   Fisher Scientific International,
            Inc.*..................................        38,536
   4,199   Genuine Parts Co........................       149,148
   2,318   Grainger (W.W.), Inc....................       125,867
     695   Handleman Co.*..........................         8,257
     438   Hughes Supply, Inc......................        13,333
     481   Imagistics International, Inc.*.........         7,927
     422   Lawson Products, Inc....................        11,795
   1,122   MSC Industrial Direct Co., Inc. (Class
            A)*....................................        22,485
     632   School Specialty, Inc.*.................        15,402
     670   SCP Pool Corp.*.........................        19,015
     542   TBC Corp.*..............................         6,401
     891   United Stationers, Inc.*................        35,123
   1,039   WESCO International, Inc.*..............         4,644
                                                     ------------
                                                          486,331
                                                     ------------

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           WIRELESS TELECOMMUNICATIONS (0.5%)
     334   AirGate PCS, Inc.*......................  $      6,814
   2,406   Alamosa Holdings, Inc.*.................        15,976
  61,756   AT&T Wireless Services Inc.*............       710,194
   2,535   Centennial Communications Corp. (Class
            A)*....................................        20,280
     747   Dobson Communications Corp. (Class
            A)*....................................         4,669
     886   Leap Wireless International, Inc.*......        10,357
   1,224   Motient Corp.+*.........................           165
  18,674   Nextel Communications, Inc.
            (Class A)*.............................       150,326
   4,267   Nextel Partners, Inc. (Class A)*........        26,967
   1,437   Price Communications Corp.*.............        27,576
     217   Rural Cellular Corp. (Class A)*.........         2,242
   1,070   SBA Communications Corp.*...............         7,437
  23,829   Sprint Corp. (PCS Group)*...............       390,319
   4,389   TeleCorp PCS, Inc. (Class A)*...........        46,128
   1,431   Telephone & Data Systems, Inc...........       123,782
   1,442   Triton PCS Holdings, Inc. (Class A)*....        20,217
   2,101   United States Cellular Corp.*...........        84,355
   1,750   Western Wireless Corp. (Class A)*.......        15,873
                                                     ------------
                                                        1,663,677
                                                     ------------
           Total Common Stocks and Warrants
            (COST $340,792,234)....................   307,670,346
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                               VALUE

-----------------------------------------------------------------

           Short-Term Investment (3.1%)
           Repurchase Agreement
$  9,933   Joint repurchase agreement account 1.91%
           due 02/01/02 (dated 01/31/02; proceeds
           $9,933,527) (a)
           (COST $9,933,000).......................  $  9,933,000
                                                     ------------

  Total Investments
   (COST $350,725,234) (b)................   100.0%  317,603,346
  Liabilities in Excess of Other Assets...    (0.0)       (9,674)
                                            ------  ------------
  Net Assets..............................   100.0% $317,593,672
                                            ======  ============

---------------------------------------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
    *   NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
    +   ISSUER IN BANKRUPTCY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $45,527,169 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $78,649,057, RESULTING IN NET UNREALIZED DEPRECIATION OF $33,121,888.

Futures Contracts Open at January 31, 2002:
                                                      UNDERLYING
       NUMBER                        DESCRIPTION,        FACE
         OF              LONG/     DELIVERY MONTH,      AMOUNT       UNREALIZED
      CONTRACTS          SHORT         AND YEAR        AT VALUE     APPRECIATION
--------------------------------------------------------------------------------
          5             Long       Russell 2000
                                    Index
                                    March 2002        $8,195,400      $15,251

         30             Long       S&P 500 Index
                                    March 2002           925,900        2,614
                                                                      -------
                                   Total unrealized
                                    appreciation.................     $17,865
                                                                      =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JANUARY 31, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $350,725,234)....................................    $ 317,603,346
Receivable for:
  Shares of beneficial interest sold..............          496,915
  Dividends.......................................          254,122
  Variation margin receivable.....................          119,250
Prepaid expenses and other assets.................           46,121
                                                      -------------
    Total Assets..................................      318,519,754
                                                      -------------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased.......          505,061
  Distribution fee................................          256,596
  Investment management fee.......................           66,212
Accrued expenses and other payables...............           98,213
                                                      -------------
    Total Liabilities.............................          926,082
                                                      -------------
    Net Assets....................................    $ 317,593,672
                                                      =============
Composition of Net Assets:
Paid-in-capital...................................    $ 371,428,541
Net unrealized depreciation.......................      (33,104,023)
Accumulated undistributed net investment income...            6,088
Accumulated net realized loss.....................      (20,736,934)
                                                      -------------
    Net Assets....................................    $ 317,593,672
                                                      =============
Class A Shares:
Net Assets........................................      $16,258,851
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        1,773,390
    Net Asset Value Per Share.....................    $        9.17
                                                      =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................    $        9.68
                                                      =============
Class B Shares:
Net Assets........................................     $262,229,040
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       29,123,724
    Net Asset Value Per Share.....................    $        9.00
                                                      =============
Class C Shares:
Net Assets........................................      $32,083,671
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        3,563,327
    Net Asset Value Per Share.....................    $        9.00
                                                      =============
Class D Shares:
Net Assets........................................       $7,022,110
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................          761,601
    Net Asset Value Per Share.....................    $        9.22
                                                      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
Financial Statements CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED JANUARY 31, 2002 (UNAUDITED)

Net Investment Loss:
Income
Dividends.........................................    $  2,161,455
Interest..........................................          99,263
                                                      ------------
    Total Income..................................       2,260,718
                                                      ------------
Expenses
Distribution fee (Class A shares).................          20,006
Distribution fee (Class B shares).................       1,317,799
Distribution fee (Class C shares).................         162,106
Investment management fee.........................         634,378
Transfer agent fees and expenses..................         237,637
Shareholder reports and notices...................          56,230
Custodian fees....................................          49,140
Registration fees.................................          37,162
Professional fees.................................          22,931
Trustees' fees and expenses.......................           6,109
Other.............................................           5,415
                                                      ------------
    Total Expenses................................       2,548,913
Less: amounts waived/reimbursed...................        (256,029)
                                                      ------------
    Net Expenses..................................       2,292,884
                                                      ------------
    Net Investment Loss...........................         (32,166)
                                                      ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
  Investments.....................................      (9,237,378)
  Futures contracts...............................         904,072
                                                      ------------
    Net Loss......................................      (8,333,306)
                                                      ------------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................     (12,575,388)
  Futures contracts...............................          42,682
                                                      ------------
    Net Depreciation..............................     (12,532,706)
                                                      ------------
    Net Loss......................................     (20,866,012)
                                                      ------------
Net Decrease......................................    $(20,898,178)
                                                      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                            FOR THE SIX     FOR THE YEAR
                                            MONTHS ENDED        ENDED
                                          JANUARY 31, 2002  JULY 31, 2001
                                          ----------------  -------------
                                            (UNAUDITED)
Decrease in Net Assets:
Operations:
Net investment loss.....................    $    (32,166)   $   (603,949)
Net realized loss.......................      (8,333,306)    (12,531,249)
Net change in unrealized depreciation...     (12,532,706)    (55,137,124)
                                            ------------    ------------
    Net Decrease........................     (20,898,178)    (68,272,322)

Net decrease from transactions in shares
 of beneficial interest.................     (11,880,657)     (8,678,477)
                                            ------------    ------------

    Net Decrease........................     (32,778,835)    (76,950,799)
Net Assets:
Beginning of period.....................     350,372,507     427,323,306
                                            ------------    ------------
End of Period (Including accumulated
 undistributed net investment income of
 $6,088 and $38,254, respectively)......    $317,593,672    $350,372,507
                                            ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Equity Index (the "Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in stocks included in the Index. The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(5) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Total Market Index Fund
Notes to Financial Statements / / January 31, 2002 (unaudited) CONTINUED purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

Morgan Stanley Total Market Index Fund
Notes to Financial Statements / / January 31, 2002 (unaudited) CONTINUED income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund. Included in Statements of Assets and Liabilities is a receivable from affiliate which represents expense reimbursements due to the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees

Morgan Stanley Total Market Index Fund
Notes to Financial Statements / / January 31, 2002 (unaudited) CONTINUED will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $15,562,000 at January 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $449,000 and $3,000, respectively and received approximately $23,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2002 aggregated $7,367,260 and $21,480,820, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley Dean Witter & Co., Inc. an affiliate of the Investment Manager and Distributor of $174,498, including realized losses of $74,478.

Morgan Stanley Trust, an affiliate of Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $2,500.

5. Federal Income Tax Status
At July 31, 2001, the Fund had a net capital loss carryover of approximately $1,020,000 which will be available through July 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $11,407,000 during fiscal 2001.

As of July 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses.

Morgan Stanley Total Market Index Fund
Notes to Financial Statements / / January 31, 2002 (unaudited) CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE SIX               FOR THE YEAR
                                      MONTHS ENDED                 ENDED
                                    JANUARY 31, 2002           JULY 31, 2001
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------
                                      (UNAUDITED)
CLASS A SHARES
Sold..........................   1,180,962  $ 10,323,817     801,122  $  8,681,248
Redeemed......................  (1,126,953)   (9,887,819) (1,093,142)  (11,593,743)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class A......................      54,009       435,998    (292,020)   (2,912,495)
                                ----------  ------------  ----------  ------------
CLASS B SHARES
Sold..........................   3,335,702    29,379,689   6,138,193    64,500,651
Redeemed......................  (4,620,317)  (40,413,149) (7,284,441)  (73,669,516)
                                ----------  ------------  ----------  ------------
Net decrease -- Class B.......  (1,284,615)  (11,033,460) (1,146,248)   (9,168,865)
                                ----------  ------------  ----------  ------------
CLASS C SHARES
Sold..........................     326,238     2,865,439     741,962     7,858,880
Redeemed......................    (486,785)   (4,280,172)   (899,580)   (9,224,226)
                                ----------  ------------  ----------  ------------
Net decrease -- Class C.......    (160,547)   (1,414,733)   (157,618)   (1,365,346)
                                ----------  ------------  ----------  ------------
CLASS D SHARES
Sold..........................     378,600     3,488,883     529,669     5,714,591
Redeemed......................    (369,365)   (3,357,345)    (95,359)     (946,362)
                                ----------  ------------  ----------  ------------
Net increase -- Class D.......       9,235       131,538     434,310     4,768,229
                                ----------  ------------  ----------  ------------
Net decrease in Fund..........  (1,381,918) $(11,880,657) (1,161,576) $ (8,678,477)
                                ==========  ============  ==========  ============

7. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2002, the Fund had open futures contracts.

Morgan Stanley Total Market Index Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE PERIOD
                                       FOR THE SIX     FOR THE YEAR     SEPTEMBER 28, 1999*
                                       MONTHS ENDED        ENDED              THROUGH
                                     JANUARY 31, 2002  JULY 31, 2001       JULY 31, 2000
                                     ----------------  -------------  -----------------------
                                       (UNAUDITED)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................      $  9.70          $ 11.38             $ 10.00
                                         -------          -------             -------
Income (loss) from investment
 operations:
  Net investment income............         0.03             0.06                0.06
  Net realized and unrealized gain
   (loss)..........................        (0.56)           (1.74)               1.34
                                         -------          -------             -------
Total income (loss) from investment
 operations........................        (0.53)           (1.68)               1.40
                                         -------          -------             -------
Less distributions from net
 realized gains....................       -                -                    (0.02)
                                         -------          -------             -------
Net asset value, end of period.....      $  9.17          $  9.70             $ 11.38
                                         =======          =======             =======
Total Return+......................        (5.46)%(1)      (14.76)%             13.99%(1)
Ratios to Average Net Assets(3)(4):
Expenses...........................         0.75%(2)         0.71%               0.75%(2)
Net investment income..............         0.68%(2)         0.58%               0.58%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $16,259          $16,678             $22,895
Portfolio turnover rate............            2%(1)            7%                  2%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.91% AND 0.52%, RESPECTIVELY, FOR THE SIX MONTHS ENDED JANUARY 31, 2002, 0.81% AND 0.48%, RESPECTIVELY, FOR THE YEAR ENDED JULY 31, 2001, AND 0.90% AND 0.43%, RESPECTIVELY, FOR THE PERIOD ENDED
     JULY 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
Financial Highlights CONTINUED

                                                                          FOR THE PERIOD
                                       FOR THE SIX     FOR THE YEAR     SEPTEMBER 28, 1999*
                                       MONTHS ENDED        ENDED              THROUGH
                                     JANUARY 31, 2002  JULY 31, 2001       JULY 31, 2000
                                     ----------------  -------------  -----------------------
                                       (UNAUDITED)
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................      $   9.56        $  11.31            $  10.00
                                         --------        --------            --------
Income (loss) from investment
 operations:
  Net investment loss..............          0.00           (0.02)              (0.02)
  Net realized and unrealized gain
   (loss)..........................         (0.56)          (1.73)               1.35
                                         --------        --------            --------
Total income (loss) from investment
 operations........................         (0.56)          (1.75)               1.33
                                         --------        --------            --------
Less distributions from net
 realized gains....................       -                -                    (0.02)
                                         --------        --------            --------
Net asset value, end of period.....      $   9.00        $   9.56            $  11.31
                                         ========        ========            ========
Total Return+......................         (5.86)%(1)     (15.47)%             13.29%(1)
Ratios to Average Net Assets(3)(4):
Expenses...........................          1.50%(2)        1.50%               1.50%(2)
Net investment loss................         (0.07)%(2)      (0.21)%             (0.17)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $262,229        $290,758            $356,899
Portfolio turnover rate............             2%(1)           7%                  2%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 1.66% AND (0.23)%, RESPECTIVELY, FOR THE SIX MONTHS ENDED JANUARY 31, 2002, 1.60% AND (0.31)%, RESPECTIVELY, FOR THE YEAR ENDED JULY 31, 2001, AND 1.65% AND (0.32)%, RESPECTIVELY, FOR THE PERIOD ENDED JULY 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
Financial Highlights CONTINUED

                                                                          FOR THE PERIOD
                                       FOR THE SIX     FOR THE YEAR     SEPTEMBER 28, 1999*
                                       MONTHS ENDED        ENDED              THROUGH
                                     JANUARY 31, 2002  JULY 31, 2001       JULY 31, 2000
                                     ----------------  -------------  -----------------------
                                       (UNAUDITED)
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................      $  9.56          $ 11.31             $ 10.00
                                         -------          -------             -------
Income (loss) from investment
 operations:
  Net investment loss..............         0.00            (0.02)              (0.02)
  Net realized and unrealized gain
   (loss)..........................        (0.56)           (1.73)               1.35
                                         -------          -------             -------
Total income (loss) from investment
 operations........................        (0.56)           (1.75)               1.33
                                         -------          -------             -------
Less distributions from net
 realized gains....................       -                -                    (0.02)
                                         -------          -------             -------
Net asset value, end of period.....      $  9.00          $  9.56             $ 11.31
                                         =======          =======             =======
Total Return+......................        (5.86)%(1)      (15.47)%             13.29%(1)
Ratios to Average Net Assets(3)(4):
Expenses...........................         1.50%(2)         1.50%               1.50%(2)
Net investment loss................        (0.07)%(2)       (0.21)%             (0.17)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $32,084          $35,607             $43,901
Portfolio turnover rate............            2%(1)            7%                  2%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 1.66% AND (0.23)%, RESPECTIVELY, FOR THE SIX MONTHS ENDED JANUARY 31, 2002, 1.60% AND (0.31)%, RESPECTIVELY, FOR THE YEAR ENDED JULY 31, 2001, AND 1.65% AND (0.32)%, RESPECTIVELY, FOR THE PERIOD ENDED JULY 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Total Market Index Fund
Financial Highlights CONTINUED

                                                                          FOR THE PERIOD
                                       FOR THE SIX     FOR THE YEAR     SEPTEMBER 28, 1999*
                                       MONTHS ENDED        ENDED              THROUGH
                                     JANUARY 31, 2002  JULY 31, 2001       JULY 31, 2000
                                     ----------------  -------------  -----------------------
                                       (UNAUDITED)
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................       $ 9.74          $11.41              $10.00
                                          ------          ------              ------
Income (loss) from investment
 operations:
  Net investment income............         0.04            0.08                0.08
  Net realized and unrealized gain
   (loss)..........................        (0.56)          (1.75)               1.35
                                          ------          ------              ------
Total income (loss) from investment
 operations........................        (0.52)          (1.67)               1.43
                                          ------          ------              ------
Less distributions from net
 realized gains....................       -                -                   (0.02)
                                          ------          ------              ------
Net asset value, end of period.....       $ 9.22          $ 9.74              $11.41
                                          ======          ======              ======
Total Return+......................        (5.34)%(1)     (14.64)%             14.30%(1)
Ratios to Average Net Assets(3)(4):
Expenses...........................         0.50%(2)        0.50%               0.50%(2)
Net investment income..............         0.93%(2)        0.79%               0.83%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................       $7,022          $7,329              $3,628
Portfolio turnover rate............            2%(1)           7%                  2%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.66% AND 0.77%, RESPECTIVELY, FOR THE SIX MONTHS ENDED JANUARY 31, 2002, 0.60% AND 0.69%, RESPECTIVELY, FOR THE YEAR ENDED JULY 31, 2001, AND 0.65% AND 0.68%, RESPECTIVELY, FOR THE PERIOD ENDED JULY 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES                                                  [MORGAN STANLEY LOGO]

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Kevin Jung
Vice President

Sherri Cohen
Vice President

Thomas F. Caloia
Treasurer
                                                      [GRAPHIC]

TRANSFER AGENT                                        Morgan Stanley
Morgan Stanley Trust
Harborside Financial Center - Plaza Two               Total Market Index Fund
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included
herein have been taken from the records
of the Fund without examination by the
independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its
Prospectus. The Fund's Statement of
Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for
distribution to prospective investors in
the Fund unless preceded or accompanied by
an effective Prospectus. Read the
Prospectus carefully before investing.                SEMIANNUAL REPORT

Morgan Stanley Distributors
Inc., member NASD.                 36085RPT           JANUARY 31, 2002